PLAIC Variable Annuity Account S

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of PLAIC Variable Annuity Account S and the Board of Directors of Protective Life and Annuity Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLAIC Variable Annuity Account S (the Separate Account) as of December 31, 2024, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life and Annuity Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2025

1

Appendix A

The subaccounts that comprise PLAIC Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Relative Value Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Capital Income Builder, Class 4	As of December 31, 2024	For the period from October 14, 2024 (commencement of operations) to December 31, 2024	For the period from October 14, 2024 (commencement of operations) to December 31, 2024
American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Global Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

2

American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS International Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS New World Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For the period from June 1, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

3

BlackRock International V.I. Fund, Class I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Balanced Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from August 15, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024

4

Empower Bond Index Fund, Investor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For the period from February 23, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Bond Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	As of December 31, 2024	For the period from February 13, 2024 (commencement of operations) to December 31, 2024	For the period from February 13, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2024	For the period from July 25, 2024 (commencement of operations) to December 31, 2024	For the period from July 25, 2024 (commencement of operations) to December 31, 2024

5

Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Total Market Index Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

6

Franklin DynaTech VIP Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Income VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2024	For the period from October 14, 2024 (commencement of operations) to December 31, 2024	For the period from October 14, 2024 (commencement of operations) to December 31, 2024
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

7

Invesco V.I. Comstock Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Conservative Balanced Fund, Series II	Not applicable	For the period from January 1, 2024 to April 26, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to April 26, 2024 (cessation of operations)
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Janus Henderson Overseas Fund, Class S	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

8

Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2024	For the period from September 17, 2024 (commencement of operations) to December 31, 2024	For the period from September 17, 2024 (commencement of operations) to December 31, 2024
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	As of December 31, 2024	For the period from October 17, 2024 (commencement of operations) to December 31, 2024	For the period from October 17, 2024 (commencement of operations) to December 31, 2024
MFS Global Real Estate Portfolio, Service Class	As of December 31, 2024	For the period from March 27, 2024 (commencement of operations) to December 31, 2024	For the period from March 27, 2024 (commencement of operations) to December 31, 2024
MFS International Growth Portfolio, Service Class	As of December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024
MFS Mid Cap Growth Series, Service Class	As of December 31, 2024	For the period from August 15, 2024 (commencement of operations) to December 31, 2024	For the period from August 15, 2024 (commencement of operations) to December 31, 2024

9

MFS Mid Cap Value Portfolio, Service Class	As of December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024	For the period from February 16, 2024 (commencement of operations) to December 31, 2024
Morgan Stanley VIF Discovery Portfolio	As of December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024	For the period from July 12, 2024 (commencement of operations) to December 31, 2024
Morgan Stanley VIF Global Franchise Portfolio, Class II	Not applicable	Not applicable	For the period from June 1, 2023 (commencement of operations) to September 18, 2023 (cessation of operations)
Morgan Stanley VIF Global Infrastructure Portfolio	Not applicable	For the period from January 1, 2024 to December 5, 2024 (cessation of operations)	For the year ended December 31, 2023 and the period from January 1, 2024 to December 5, 2024 (cessation of operations)
Morgan Stanley VIF Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For the period from April 21, 2023 (commencement of operations) to December 31, 2023 and the year then ended December 31, 2024
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	Not Applicable	For the period from January 26, 2024 (commencement of operations) to December 31, 2024	For the period from January 26, 2024 (commencement of operations) to December 31, 2024
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

10

PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab Government Money Market Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab S&P 500 Index Fund	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Schwab VIT Growth Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

11

T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

12

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

ASSETS:
Investments at fair value (1)	$88,157	$1,383,325	$610,230	$205,862	$760,050	$2,901	$568,357
Receivable from the fund manager	1	1,507	114	6	184	-	963
Receivable from the Company	-	-	-	-	-	-	-
Total assets	88,158	1,384,832	610,344	205,868	760,234	2,901	569,320

LIABILITIES:
Payable to the Contracts	1	1,507	114	6	184	-	963
Payable to the Company	-	8	2	2	4	-	3
Total liabilities	1	1,515	116	8	188	-	966

NET ASSETS	$88,157	$1,383,317	$610,228	$205,860	$760,046	$2,901	$568,354

ANALYSIS OF NET ASSETS
Accumulation period	$88,157	$1,383,317	$610,228	$205,860	$760,046	$2,901	$568,354
Annuity period	-	-	-	-	-	-	-
Total net assets	$88,157	$1,383,317	$610,228	$205,860	$760,046	$2,901	$568,354

Fair value per share (NAV)	$18.02	$79.72	$30.87	$9.44	$25.41	$12.36	$15.08
Shares outstanding in the Separate Account	4,892	17,352	19,768	21,807	29,911	235	37,689

(1) Investments in mutual fund shares, at cost	$92,902	$1,175,810	$610,104	$274,868	$776,213	$3,043	$485,905

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

13

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

ASSETS:
Investments at fair value (1)	$435,570	$209,423	$1,454,171	$721,755	$69,023	$149,408	$987,354
Receivable from the fund manager	53	29	15	1,323	-	92	821
Receivable from the Company	-	-	-	-	-	1	-
Total assets	435,623	209,452	1,454,186	723,078	69,023	149,501	988,175

LIABILITIES:
Payable to the Contracts	53	29	15	1,323	-	92	821
Payable to the Company	3	1	11	5	19	-	2
Total liabilities	56	30	26	1,328	19	92	823

NET ASSETS	$435,567	$209,422	$1,454,160	$721,750	$69,004	$149,409	$987,352

ANALYSIS OF NET ASSETS
Accumulation period	$435,567	$209,422	$1,454,160	$721,750	$69,004	$149,409	$987,352
Annuity period	-	-	-	-	-	-	-
Total net assets	$435,567	$209,422	$1,454,160	$721,750	$69,004	$149,409	$987,352

Fair value per share (NAV)	$35.93	$17.01	$122.38	$67.14	$17.46	$26.10	$9.07
Shares outstanding in the Separate Account	12,123	12,312	11,882	10,750	3,953	5,724	108,859

(1) Investments in mutual fund shares, at cost	$409,966	$231,702	$1,201,604	$649,772	$63,807	$151,538	$1,060,499

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

14

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

ASSETS:
Investments at fair value (1)	$659,791	$479,009	$539,720	$55,877	$442,185	$876,711	$2,414
Receivable from the fund manager	842	477	1,739	-	146	1,025	-
Receivable from the Company	-	-	-	-	-	-	1
Total assets	660,633	479,486	541,459	55,877	442,331	877,736	2,415

LIABILITIES:
Payable to the Contracts	842	477	1,739	-	146	1,025	-
Payable to the Company	2	2	1	-	4	3	-
Total liabilities	844	479	1,740	-	150	1,028	-

NET ASSETS	$659,789	$479,007	$539,719	$55,877	$442,181	$876,708	$2,415

ANALYSIS OF NET ASSETS
Accumulation period	$659,789	$479,007	$539,719	$55,877	$442,181	$876,708	$2,415
Annuity period	-	-	-	-	-	-	-
Total net assets	$659,789	$479,007	$539,719	$55,877	$442,181	$876,708	$2,415

Fair value per share (NAV)	$9.44	$16.34	$13.53	$12.89	$10.07	$21.33	$46.54
Shares outstanding in the Separate Account	69,893	29,315	39,891	4,335	43,911	41,102	52

(1) Investments in mutual fund shares, at cost	$729,039	$424,941	$550,173	$56,442	$454,900	$916,862	$2,500

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

15

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

ASSETS:
Investments at fair value (1)	$252,382	$139,636	$108,418	$352,798	$207,186	$196,218	$146,154
Receivable from the fund manager	207	36	1	2	1	1	165
Receivable from the Company	-	-	-	-	-	-	-
Total assets	252,589	139,672	108,419	352,800	207,187	196,219	146,319

LIABILITIES:
Payable to the Contracts	207	36	1	2	1	1	165
Payable to the Company	2	1	2	-	-	1	-
Total liabilities	209	37	3	2	1	2	165

NET ASSETS	$252,380	$139,635	$108,416	$352,798	$207,186	$196,217	$146,154

ANALYSIS OF NET ASSETS
Accumulation period	$252,380	$139,635	$108,416	$352,798	$207,186	$196,217	$146,154
Annuity period	-	-	-	-	-	-	-
Total net assets	$252,380	$139,635	$108,416	$352,798	$207,186	$196,217	$146,154

Fair value per share (NAV)	$24.15	$25.47	$47.63	$8.30	$9.51	$40.08	$3.65
Shares outstanding in the Separate Account	10,451	5,482	2,276	42,506	21,786	4,896	40,042

(1) Investments in mutual fund shares, at cost	$287,760	$139,255	$109,995	$376,356	$209,640	$169,737	$143,227

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

16

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$137,177	$476,056	$2,387,562	$1,935,354	$133,620	$36,981	$1,143,805
Receivable from the fund manager	32	1,196	411	1,369	2	88	1,010
Receivable from the Company	-	-	-	-	-	-	-
Total assets	137,209	477,252	2,387,973	1,936,723	133,622	37,069	1,144,815

LIABILITIES:
Payable to the Contracts	32	1,196	411	1,369	2	88	1,010
Payable to the Company	-	2	9	1	-	-	3
Total liabilities	32	1,198	420	1,370	2	88	1,013

NET ASSETS	$137,177	$476,054	$2,387,553	$1,935,353	$133,620	$36,981	$1,143,802

ANALYSIS OF NET ASSETS
Accumulation period	$137,177	$476,054	$2,387,553	$1,935,353	$133,620	$36,981	$1,143,802
Annuity period	-	-	-	-	-	-	-
Total net assets	$137,177	$476,054	$2,387,553	$1,935,353	$133,620	$36,981	$1,143,802

Fair value per share (NAV)	$12.55	$15.90	$23.69	$9.47	$55.50	$25.03	$14.29
Shares outstanding in the Separate Account	10,930	29,941	100,784	204,367	2,408	1,477	80,042

(1) Investments in mutual fund shares, at cost	$158,526	$424,933	$2,407,362	$2,018,012	$146,709	$37,814	$1,099,789

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

17

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$102,090	$66,467	$49,188	$150,044	$127,868	$178,494	$1,392,365
Receivable from the fund manager	1	1	-	1	1	89	1,032
Receivable from the Company	-	-	-	3	-	-	-
Total assets	102,091	66,468	49,188	150,048	127,869	178,583	1,393,397

LIABILITIES:
Payable to the Contracts	1	1	-	1	1	89	1,032
Payable to the Company	-	-	1	-	1	1	5
Total liabilities	1	1	1	1	2	90	1,037

NET ASSETS	$102,090	$66,467	$49,187	$150,047	$127,867	$178,493	$1,392,360

ANALYSIS OF NET ASSETS
Accumulation period	$102,090	$66,467	$49,187	$150,047	$127,867	$178,493	$1,392,360
Annuity period	-	-	-	-	-	-	-
Total net assets	$102,090	$66,467	$49,187	$150,047	$127,867	$178,493	$1,392,360

Fair value per share (NAV)	$10.61	$10.37	$80.35	$92.74	$35.61	$22.47	$10.77
Shares outstanding in the Separate Account	9,622	6,410	612	1,618	3,591	7,944	129,282

(1) Investments in mutual fund shares, at cost	$104,411	$62,821	$42,034	$171,922	$129,923	$157,276	$1,470,873

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

18

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund

ASSETS:
Investments at fair value (1)	$809,690	$1,083,999	$895,865	$537,772	$211,815	$186,046	$189,546
Receivable from the fund manager	631	743	193	1,054	49	149	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	810,321	1,084,742	896,058	538,826	211,864	186,195	189,548

LIABILITIES:
Payable to the Contracts	631	743	193	1,054	49	149	2
Payable to the Company	2	5	5	2	1	1	3
Total liabilities	633	748	198	1,056	50	150	5

NET ASSETS	$809,688	$1,083,994	$895,860	$537,770	$211,814	$186,045	$189,543

ANALYSIS OF NET ASSETS
Accumulation period	$809,688	$1,083,994	$895,860	$537,770	$211,814	$186,045	$189,543
Annuity period	-	-	-	-	-	-	-
Total net assets	$809,688	$1,083,994	$895,860	$537,770	$211,814	$186,045	$189,543

Fair value per share (NAV)	$10.62	$35.48	$41.79	$20.98	$24.17	$15.73	$5.57
Shares outstanding in the Separate Account	76,242	30,552	21,437	25,633	8,764	11,827	34,030

(1) Investments in mutual fund shares, at cost	$888,969	$1,202,272	$723,233	$425,378	$196,091	$190,396	$215,473

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

19

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares

ASSETS:
Investments at fair value (1)	$225,947	$668,917	$223,517	$294,385	$3,925	$116,107	$153,049
Receivable from the fund manager	3	122	298	168	-	1	381
Receivable from the Company	-	-	-	4	-	-	-
Total assets	225,950	669,039	223,815	294,557	3,925	116,108	153,430

LIABILITIES:
Payable to the Contracts	3	122	298	168	-	1	381
Payable to the Company	-	4	1	-	-	4	1
Total liabilities	3	126	299	168	-	5	382

NET ASSETS	$225,947	$668,913	$223,516	$294,389	$3,925	$116,103	$153,048

ANALYSIS OF NET ASSETS
Accumulation period	$225,947	$668,913	$223,516	$294,389	$3,925	$116,103	$153,048
Annuity period	-	-	-	-	-	-	-
Total net assets	$225,947	$668,913	$223,516	$294,389	$3,925	$116,103	$153,048

Fair value per share (NAV)	$14.36	$28.08	$14.32	$14.79	$9.40	$11.01	$17.10
Shares outstanding in the Separate Account	15,734	23,822	15,609	19,905	418	10,546	8,950

(1) Investments in mutual fund shares, at cost	$231,088	$650,498	$246,894	$273,793	$4,021	$130,607	$175,455

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

20

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II

ASSETS:
Investments at fair value (1)	$287,304	$103,767	$654,831	$1,230,223	$244,386	$280,646	$87,057
Receivable from the fund manager	430	8	561	159	341	97	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	287,734	103,775	655,392	1,230,382	244,727	280,743	87,058

LIABILITIES:
Payable to the Contracts	430	8	561	159	341	97	1
Payable to the Company	2	1	3	4	3	-	1
Total liabilities	432	9	564	163	344	97	2

NET ASSETS	$287,302	$103,766	$654,828	$1,230,219	$244,383	$280,646	$87,056

ANALYSIS OF NET ASSETS
Accumulation period	$287,302	$103,766	$654,828	$1,230,219	$244,383	$280,646	$87,056
Annuity period	-	-	-	-	-	-	-
Total net assets	$287,302	$103,766	$654,828	$1,230,219	$244,383	$280,646	$87,056

Fair value per share (NAV)	$13.25	$15.17	$20.61	$17.33	$13.05	$10.14	$20.26
Shares outstanding in the Separate Account	21,683	6,840	31,773	70,988	18,727	27,677	4,297

(1) Investments in mutual fund shares, at cost	$270,397	$95,804	$640,219	$1,260,320	$302,417	$292,103	$97,684

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

21

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio

ASSETS:
Investments at fair value (1)	$48,584	$515,194	$15,108	$71,010	$58,074	$262,685	$110,209
Receivable from the fund manager	52	506	21	167	1	113	277
Receivable from the Company	-	-	-	-	-	-	-
Total assets	48,636	515,700	15,129	71,177	58,075	262,798	110,486

LIABILITIES:
Payable to the Contracts	52	506	21	167	1	113	277
Payable to the Company	1	2	1	-	-	-	1
Total liabilities	53	508	22	167	1	113	278

NET ASSETS	$48,583	$515,192	$15,107	$71,010	$58,074	$262,685	$110,208

ANALYSIS OF NET ASSETS
Accumulation period	$48,583	$515,192	$15,107	$71,010	$58,074	$262,685	$110,208
Annuity period	-	-	-	-	-	-	-
Total net assets	$48,583	$515,192	$15,107	$71,010	$58,074	$262,685	$110,208

Fair value per share (NAV)	$19.81	$28.49	$1.00	$41.77	$54.39	$10.40	$18.37
Shares outstanding in the Separate Account	2,453	18,083	15,108	1,700	1,068	25,258	5,999

(1) Investments in mutual fund shares, at cost	$67,858	$484,468	$15,108	$74,104	$58,053	$268,606	$113,180

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

22

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class

ASSETS:
Investments at fair value (1)	$144,916	$13,767	$8,267	$6,401	$109,261	$110,811	$234,386
Receivable from the fund manager	156	-	-	-	1	1	404
Receivable from the Company	-	-	-	-	-	1	-
Total assets	145,072	13,767	8,267	6,401	109,262	110,813	234,790

LIABILITIES:
Payable to the Contracts	156	-	-	-	1	1	404
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	156	-	-	-	1	1	404

NET ASSETS	$144,916	$13,767	$8,267	$6,401	$109,261	$110,812	$234,386

ANALYSIS OF NET ASSETS
Accumulation period	$144,916	$13,767	$8,267	$6,401	$109,261	$110,812	$234,386
Annuity period	-	-	-	-	-	-	-
Total net assets	$144,916	$13,767	$8,267	$6,401	$109,261	$110,812	$234,386

Fair value per share (NAV)	$13.09	$30.35	$9.77	$15.24	$15.52	$29.17	$7.86
Shares outstanding in the Separate Account	11,071	454	846	420	7,040	3,799	29,820

(1) Investments in mutual fund shares, at cost	$147,532	$12,388	$8,293	$6,612	$109,300	$116,144	$238,284

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

23

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$96,350	$24,100	$2,923	$391,034	$549,136	$1,431	$379,734
Receivable from the fund manager	1	-	-	27	667	3	658
Receivable from the Company	-	-	-	-	-	-	-
Total assets	96,351	24,100	2,923	391,061	549,803	1,434	380,392

LIABILITIES:
Payable to the Contracts	1	-	-	27	667	3	658
Payable to the Company	-	-	-	1	3	-	-
Total liabilities	1	-	-	28	670	3	658

NET ASSETS	$96,350	$24,100	$2,923	$391,033	$549,133	$1,431	$379,734

ANALYSIS OF NET ASSETS
Accumulation period	$96,350	$24,100	$2,923	$391,033	$549,133	$1,431	$379,734
Annuity period	-	-	-	-	-	-	-
Total net assets	$96,350	$24,100	$2,923	$391,033	$549,133	$1,431	$379,734

Fair value per share (NAV)	$10.42	$5.74	$14.81	$7.24	$9.89	$7.27	$9.64
Shares outstanding in the Separate Account	9,247	4,199	197	54,010	55,524	197	39,391

(1) Investments in mutual fund shares, at cost	$98,369	$17,382	$2,398	$378,906	$561,256	$1,576	$384,766

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.
(Continued)

See accompanying notes to financial statements.

24

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund

ASSETS:
Investments at fair value (1)	$469,296	$936,444	$1,842,744	$42,496	$86,476	$3,390,756	$15,788,837
Receivable from the fund manager	690	917	2,378	1	176	424	9,896
Receivable from the Company	-	-	-	-	-	-	-
Total assets	469,986	937,361	1,845,122	42,497	86,652	3,391,180	15,798,733

LIABILITIES:
Payable to the Contracts	690	917	2,378	1	176	424	9,896
Payable to the Company	1	1	8	-	1	7	27
Total liabilities	691	918	2,386	1	177	431	9,923

NET ASSETS	$469,295	$936,443	$1,842,736	$42,496	$86,475	$3,390,749	$15,788,810

ANALYSIS OF NET ASSETS
Accumulation period	$469,295	$936,443	$1,842,736	$42,496	$86,475	$3,390,749	$15,788,810
Annuity period	-	-	-	-	-	-	-
Total net assets	$469,295	$936,443	$1,842,736	$42,496	$86,475	$3,390,749	$15,788,810

Fair value per share (NAV)	$11.51	$10.32	$9.04	$11.55	$9.21	$1.00	$86.45
Shares outstanding in the Separate Account	40,773	90,741	203,843	3,679	9,389	3,390,756	182,635

(1) Investments in mutual fund shares, at cost	$503,369	$923,149	$2,084,058	$46,077	$81,019	$3,390,756	$12,243,236

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.
(Continued)

See accompanying notes to financial statements.

25

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio

ASSETS:
Investments at fair value (1)	$630,091	$1,596,470	$640,876	$147,514	$84,711	$316,397	$472,875
Receivable from the fund manager	1,511	612	876	2	44	393	1,178
Receivable from the Company	-	-	-	-	-	-	-
Total assets	631,602	1,597,082	641,752	147,516	84,755	316,790	474,053

LIABILITIES:
Payable to the Contracts	1,511	612	876	2	44	393	1,178
Payable to the Company	2	3	5	3	-	-	3
Total liabilities	1,513	615	881	5	44	393	1,181

NET ASSETS	$630,089	$1,596,467	$640,871	$147,511	$84,711	$316,397	$472,872

ANALYSIS OF NET ASSETS
Accumulation period	$630,089	$1,596,467	$640,871	$147,511	$84,711	$316,397	$472,872
Annuity period	-	-	-	-	-	-	-
Total net assets	$630,089	$1,596,467	$640,871	$147,511	$84,711	$316,397	$472,872

Fair value per share (NAV)	$14.25	$16.90	$19.85	$38.34	$56.35	$47.62	$20.94
Shares outstanding in the Separate Account	44,217	94,466	32,286	3,848	1,503	6,644	22,582

(1) Investments in mutual fund shares, at cost	$632,937	$1,545,378	$595,268	$138,504	$70,305	$347,042	$544,411

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

26

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$102,788	$49,309	$30,001	$332,364
Receivable from the fund manager	47	1	-	582
Receivable from the Company	-	-	-	-
Total assets	102,835	49,310	30,001	332,946

LIABILITIES:
Payable to the Contracts	47	1	-	582
Payable to the Company	-	-	1	1
Total liabilities	47	1	1	583

NET ASSETS	$102,788	$49,309	$30,000	$332,363

ANALYSIS OF NET ASSETS
Accumulation period	$102,788	$49,309	$30,000	$332,363
Annuity period	-	-	-	-
Total net assets	$102,788	$49,309	$30,000	$332,363

Fair value per share (NAV)	$8.45	$13.76	$11.38	$4.52
Shares outstanding in the Separate Account	12,164	3,583	2,636	73,532

(1) Investments in mutual fund shares, at cost	$99,760	$50,270	$35,408	$361,179

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

27

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

INVESTMENT INCOME:
Dividend income	$547	$-	$6,895	$-	$14,208	$46	$8,469

EXPENSES:
Mortality and expense risk and admin	290	3,765	1,536	833	2,964	3	1,445

NET INVESTMENT INCOME (LOSS)	257	(3,765)	5,359	(833)	11,244	43	7,024

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	174	4,391	267	56	1,108	-	1,739
Capital gain distributions	4,308	58,514	19,401	-	28,742	-	-

Net realized gain (loss) on investments	4,482	62,905	19,668	56	29,850	-	1,739

Change in net unrealized appreciation (depreciation) on investments	2,873	196,935	27,837	31,295	55,878	(142)	59,230

Net realized and unrealized gain (loss) on investments	7,355	259,840	47,505	31,351	85,728	(142)	60,969

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,612	$256,075	$52,864	$30,518	$96,972	$(99)	$67,993

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

28

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

INVESTMENT INCOME:
Dividend income	$5,894	$1,203	$1,903	$6,339	$709	$1,826	$36,443

EXPENSES:
Mortality and expense risk and admin	1,265	475	4,382	2,123	179	395	2,024

NET INVESTMENT INCOME (LOSS)	4,629	728	(2,479)	4,216	530	1,431	34,419

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	696	(1,903)	1,269	1,727	1,032	578	(49)
Capital gain distributions	11,764	4,849	25,063	29,796	-	670	-

Net realized gain (loss) on investments	12,460	2,946	26,332	31,523	1,032	1,248	(49)

Change in net unrealized appreciation (depreciation) on investments	30,087	(4,158)	295,642	101,630	290	4,840	(32,383)

Net realized and unrealized gain (loss) on investments	42,547	(1,212)	321,974	133,153	1,322	6,088	(32,432)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,176	$(484)	$319,495	$137,369	$1,852	$7,519	$1,987

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

29

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$25,629	$5,724	$11,261	$801	$2,785	$9,224	$-

EXPENSES:
Mortality and expense risk and admin	1,671	1,002	1,088	113	1,297	1,883	11

NET INVESTMENT INCOME (LOSS)	23,958	4,722	10,173	688	1,488	7,341	(11)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	259	8,842	41	21	155	235	1,730
Capital gain distributions	-	3,067	30,225	4,276	-	89,638	108

Net realized gain (loss) on investments	259	11,909	30,266	4,297	155	89,873	1,838

Change in net unrealized appreciation (depreciation) on investments	(21,922)	46,698	(10,991)	(1,757)	(3,017)	13,585	(801)

Net realized and unrealized gain (loss) on investments	(21,663)	58,607	19,275	2,540	(2,862)	103,458	1,037

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,295	$63,329	$29,448	$3,228	$(1,374)	$110,799	$1,026

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

30

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

INVESTMENT INCOME:
Dividend income	$909	$-	$-	$13,987	$4,156	$-	$6,284

EXPENSES:
Mortality and expense risk and admin	792	307	37	741	233	478	299

NET INVESTMENT INCOME (LOSS)	117	(307)	(37)	13,246	3,923	(478)	5,985

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	56	(7,396)	51	53	2	461	35
Capital gain distributions	5,740	5,218	-	-	-	-	-

Net realized gain (loss) on investments	5,796	(2,178)	51	53	2	461	35

Change in net unrealized appreciation (depreciation) on investments	16,160	7,380	(1,646)	(9,043)	(123)	19,717	(379)

Net realized and unrealized gain (loss) on investments	21,956	5,202	(1,595)	(8,990)	(121)	20,178	(344)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,073	$4,895	$(1,632)	$4,256	$3,802	$19,700	$5,641

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

31

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$3,245	$11,067	$28,827	$47,409	$-	$631	$11,862

EXPENSES:
Mortality and expense risk and admin	569	1,174	6,490	4,428	173	69	2,085

NET INVESTMENT INCOME (LOSS)	2,676	9,893	22,337	42,981	(173)	562	9,777

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	31	214	467	717	(2)	(8)	1,686
Capital gain distributions	-	3,053	45,124	-	15,101	-	-

Net realized gain (loss) on investments	31	3,267	45,591	717	15,099	(8)	1,686

Change in net unrealized appreciation (depreciation) on investments	(2,117)	22,235	130,077	(60,545)	(13,088)	(2,724)	58,728

Net realized and unrealized gain (loss) on investments	(2,086)	25,502	175,668	(59,828)	2,011	(2,732)	60,414

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$590	$35,395	$198,005	$(16,847)	$1,838	$(2,170)	$70,191

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

32

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INVESTMENT INCOME:
Dividend income	$3,552	$1,245	$-	$-	$-	$1,060	$36,562

EXPENSES:
Mortality and expense risk and admin	457	236	50	117	457	324	3,578

NET INVESTMENT INCOME (LOSS)	3,095	1,009	(50)	(117)	(457)	736	32,984

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	162	1	17	2	49	116	(589)
Capital gain distributions	-	-	-	28,085	-	-	-

Net realized gain (loss) on investments	162	1	17	28,087	49	116	(589)

Change in net unrealized appreciation (depreciation) on investments	1,674	3,646	7,153	(21,878)	5,905	5,231	(26,295)

Net realized and unrealized gain (loss) on investments	1,836	3,647	7,170	6,209	5,954	5,347	(26,884)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,931	$4,656	$7,120	$6,092	$5,497	$6,083	$6,100

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

33

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund

INVESTMENT INCOME:
Dividend income	$26,962	$3,658	$-	$5,481	$3,163	$1,374	$-

EXPENSES:
Mortality and expense risk and admin	2,164	3,035	2,976	1,206	503	403	780

NET INVESTMENT INCOME (LOSS)	24,798	623	(2,976)	4,275	2,660	971	(780)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	380	507	9,166	2,182	34	1,047	299
Capital gain distributions	-	134,820	25,190	-	5,489	23,717	-

Net realized gain (loss) on investments	380	135,327	34,356	2,182	5,523	24,764	299

Change in net unrealized appreciation (depreciation) on investments	(13,835)	(18,687)	180,332	86,250	13,547	(12,917)	44,061

Net realized and unrealized gain (loss) on investments	(13,455)	116,640	214,688	88,432	19,070	11,847	44,360

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,343	$117,263	$211,712	$92,707	$21,730	$12,818	$43,580

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

34

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares

INVESTMENT INCOME:
Dividend income	$215	$6,096	$1,876	$-	$24	$-	$1,117

EXPENSES:
Mortality and expense risk and admin	303	1,741	662	854	4	786	371

NET INVESTMENT INCOME (LOSS)	(88)	4,355	1,214	(854)	20	(786)	746

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9	465	1,482	3,073	-	38,109	185
Capital gain distributions	18	29,006	4,636	-	-	12,984	8,640

Net realized gain (loss) on investments	27	29,471	6,118	3,073	-	51,093	8,825

Change in net unrealized appreciation (depreciation) on investments	(4,590)	24,399	14,390	27,576	(96)	(22,558)	6,815

Net realized and unrealized gain (loss) on investments	(4,563)	53,870	20,508	30,649	(96)	28,535	15,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,651)	$58,225	$21,722	$29,795	$(76)	$27,749	$16,386

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

35

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II

INVESTMENT INCOME:
Dividend income	$2,149	$-	$9,750	$5,932	$19,189	$5,961	$4,999

EXPENSES:
Mortality and expense risk and admin	643	299	1,770	293	4,799	788	404

NET INVESTMENT INCOME (LOSS)	1,506	(299)	7,980	5,639	14,390	5,173	4,595

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	378	11	1,693	(16,066)	446	(88)	49
Capital gain distributions	22,817	7,686	45,735	-	46,871	-	-

Net realized gain (loss) on investments	23,195	7,697	47,428	(16,066)	47,317	(88)	49

Change in net unrealized appreciation (depreciation) on investments	17,831	9,710	29,183	15,308	54,712	(11,452)	(1,857)

Net realized and unrealized gain (loss) on investments	41,026	17,407	76,611	(758)	102,029	(11,540)	(1,808)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,532	$17,108	$84,591	$4,881	$116,419	$(6,367)	$2,787

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

36

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio

INVESTMENT INCOME:
Dividend income	$1,032	$-	$-	$677	$991	$522	$14,610

EXPENSES:
Mortality and expense risk and admin	376	126	1,051	37	129	75	543

NET INVESTMENT INCOME (LOSS)	656	(126)	(1,051)	640	862	447	14,067

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	84	2,538	(821)	-	(292)	1	59
Capital gain distributions	5,307	4,710	18,209	-	-	-	-

Net realized gain (loss) on investments	5,391	7,248	17,388	-	(292)	1	59

Change in net unrealized appreciation (depreciation) on investments	5,453	3,243	26,394	-	(3,094)	21	(706)

Net realized and unrealized gain (loss) on investments	10,844	10,491	43,782	-	(3,386)	22	(647)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,500	$10,365	$42,731	$640	$(2,524)	$469	$13,420

Note: Totals may not appear to foot/crossfoot due to rounding.
(Continued)

See accompanying notes to financial statements.

37

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class

INVESTMENT INCOME:
Dividend income	$790	$6,440	$-	$-	$98	$463	$785

EXPENSES:
Mortality and expense risk and admin	266	322	28	7	23	103	119

NET INVESTMENT INCOME (LOSS)	524	6,118	(28)	(7)	75	360	666

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	140	413	2	-	-	4	(3)
Capital gain distributions	5,985	-	996	-	-	182	3,053

Net realized gain (loss) on investments	6,125	413	998	-	-	186	3,050

Change in net unrealized appreciation (depreciation) on investments	8,985	(136)	1,379	(26)	(212)	(38)	(5,333)

Net realized and unrealized gain (loss) on investments	15,110	277	2,377	(26)	(212)	148	(2,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,634	$6,395	$2,349	$(33)	$(137)	$508	$(1,617)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

38

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO High Yield Portfolio, Advisor Class

INVESTMENT INCOME:
Dividend income	$-	$568	$-	$539	$-	$1	$21,327

EXPENSES:
Mortality and expense risk and admin	221	94	44	88	3	2	951

NET INVESTMENT INCOME (LOSS)	(221)	474	(44)	451	(3)	(1)	20,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	99	2	7	(177)	-	110	(13)
Capital gain distributions	16,647	2,299	-	-	-	-	-

Net realized gain (loss) on investments	16,746	2,301	7	(177)	-	110	(13)

Change in net unrealized appreciation (depreciation) on investments	(3,898)	(2,019)	6,718	2,940	525	-	3,165

Net realized and unrealized gain (loss) on investments	12,848	282	6,725	2,763	525	110	3,152

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,627	$756	$6,681	$3,214	$522	$109	$23,528

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

39

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio

INVESTMENT INCOME:
Dividend income	$23,343	$74	$14,642	$11,128	$43,401	$63,886	$841

EXPENSES:
Mortality and expense risk and admin	1,020	7	948	1,132	2,226	5,115	190

NET INVESTMENT INCOME (LOSS)	22,323	67	13,694	9,996	41,175	58,771	651

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	34	(108)	40	(3,232)	9	34	73
Capital gain distributions	-	-	-	-	-	-	337

Net realized gain (loss) on investments	34	(108)	40	(3,232)	9	34	410

Change in net unrealized appreciation (depreciation) on investments	(3,044)	(152)	1,555	960	7,489	(21,928)	1,650

Net realized and unrealized gain (loss) on investments	(3,010)	(260)	1,595	(2,272)	7,498	(21,894)	2,060

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,313	$(193)	$15,289	$7,724	$48,673	$36,877	$2,711

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

40

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio

INVESTMENT INCOME:
Dividend income	$864	$170,378	$165,838	$11,885	$29,575	$11,682	$104

EXPENSES:
Mortality and expense risk and admin	245	12,867	45,259	1,595	4,042	2,231	586

NET INVESTMENT INCOME (LOSS)	619	157,511	120,579	10,290	25,533	9,451	(482)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	22	-	24,090	1,051	329	2,284	141
Capital gain distributions	3,528	27	-	1,752	4,019	1,811	16,094

Net realized gain (loss) on investments	3,550	27	24,090	2,803	4,348	4,095	16,235

Change in net unrealized appreciation (depreciation) on investments	(1,665)	-	2,456,439	26,630	61,381	52,016	12,058

Net realized and unrealized gain (loss) on investments	1,885	27	2,480,529	29,433	65,729	56,111	28,293

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,504	$157,538	$2,601,108	$39,723	$91,262	$65,562	$27,811

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

41

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INVESTMENT INCOME:
Dividend income	$-	$-	$10,675	$2,703	$1,235	$-	$28,242

EXPENSES:
Mortality and expense risk and admin	307	850	1,171	187	232	121	825

NET INVESTMENT INCOME (LOSS)	(307)	(850)	9,504	2,516	1,003	(121)	27,417

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,854	3,449	-	222	8	(14)	(9)
Capital gain distributions	3,629	29,806	12,999	520	-	-	-

Net realized gain (loss) on investments	6,483	33,255	12,999	742	8	(14)	(9)

Change in net unrealized appreciation (depreciation) on investments	17,984	(27,260)	19,997	963	(1,733)	(3,841)	(30,454)

Net realized and unrealized gain (loss) on investments	24,467	5,995	32,996	1,705	(1,725)	(3,855)	(30,463)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$24,160	$5,145	$42,500	$4,221	$(722)	$(3,976)	$(3,046)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

42

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$257	$(3,765)	$5,359	$(833)	$11,244	$43	$7,024
Net realized gain (loss) on investments	4,482	62,905	19,668	56	29,850	-	1,739
Change in net unrealized appreciation (depreciation) on investments	2,873	196,935	27,837	31,295	55,878	(142)	59,230

Net increase (decrease) in net assets resulting from operations	7,612	256,075	52,864	30,518	96,972	(99)	67,993

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,018	139,711	55,353	-	58,868	-	-
Contract maintenance charges	-	(6,762)	(520)	(156)	(2,592)	-	(4,864)
Contract owners' benefits	(1,513)	(7,832)	(14,473)	(1,348)	(9,622)	-	(4,809)
Net transfers (to) from the Company and/or Subaccounts	(4,119)	43,247	106,925	15,351	(4,978)	3,000	(375)

Increase (decrease) in net assets resulting from Contract transactions	(1,614)	168,364	147,285	13,847	41,676	3,000	(10,048)

Total increase (decrease) in net assets	5,998	424,439	200,149	44,365	138,648	2,901	57,945

NET ASSETS:
Beginning of period	82,159	958,878	410,079	161,495	621,398	-	510,409

End of period	$88,157	$1,383,317	$610,228	$205,860	$760,046	$2,901	$568,354

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

43

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,629	$728	$(2,479)	$4,216	$530	$1,431	$34,419
Net realized gain (loss) on investments	12,460	2,946	26,332	31,523	1,032	1,248	(49)
Change in net unrealized appreciation (depreciation) on investments	30,087	(4,158)	295,642	101,630	290	4,840	(32,383)

Net increase (decrease) in net assets resulting from operations	47,176	(484)	319,495	137,369	1,852	7,519	1,987

CONTRACT TRANSACTIONS:
Contract owners' net payments	37,643	-	15,066	-	-	28,966	203,070
Contract maintenance charges	(247)	(277)	(355)	(6,435)	(44)	(438)	(4,438)
Contract owners' benefits	(9,682)	(1,344)	(16,674)	-	-	(8,130)	(4,075)
Net transfers (to) from the Company and/or Subaccounts	(85)	89,292	207,703	(1,024)	(10,419)	(5,946)	178,910

Increase (decrease) in net assets resulting from Contract transactions	27,629	87,671	205,740	(7,459)	(10,463)	14,452	373,467

Total increase (decrease) in net assets	74,805	87,187	525,235	129,910	(8,611)	21,971	375,454

NET ASSETS:
Beginning of period	360,762	122,235	928,925	591,840	77,615	127,438	611,898

End of period	$435,567	$209,422	$1,454,160	$721,750	$69,004	$149,409	$987,352

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

44

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,958	$4,722	$10,173	$688	$1,488	$7,341	$(11)
Net realized gain (loss) on investments	259	11,909	30,266	4,297	155	89,873	1,838
Change in net unrealized appreciation (depreciation) on investments	(21,922)	46,698	(10,991)	(1,757)	(3,017)	13,585	(801)

Net increase (decrease) in net assets resulting from operations	2,295	63,329	29,448	3,228	(1,374)	110,799	1,026

CONTRACT TRANSACTIONS:
Contract owners' net payments	43,866	121,948	452,565	23,839	8,037	36,749	-
Contract maintenance charges	(4,013)	(2,025)	(5,229)	-	(797)	(4,957)	(30)
Contract owners' benefits	(17,054)	(8,350)	-	(1,029)	(19,012)	(12,395)	-
Net transfers (to) from the Company and/or Subaccounts	11,925	(19,228)	53,817	1	33,204	118,819	(3,789)

Increase (decrease) in net assets resulting from Contract transactions	34,724	92,345	501,153	22,811	21,432	138,216	(3,819)

Total increase (decrease) in net assets	37,019	155,674	530,601	26,039	20,058	249,015	(2,793)

NET ASSETS:
Beginning of period	622,770	323,333	9,118	29,838	422,123	627,693	5,208

End of period	$659,789	$479,007	$539,719	$55,877	$442,181	$876,708	$2,415

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

45

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$117	$(307)	$(37)	$13,246	$3,923	$(478)	$5,985
Net realized gain (loss) on investments	5,796	(2,178)	51	53	2	461	35
Change in net unrealized appreciation (depreciation) on investments	16,160	7,380	(1,646)	(9,043)	(123)	19,717	(379)

Net increase (decrease) in net assets resulting from operations	22,073	4,895	(1,632)	4,256	3,802	19,700	5,641

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	96,021	-	-	83,796
Contract maintenance charges	(1,040)	(222)	(56)	(52)	(193)	(71)	(460)
Contract owners' benefits	(4,410)	-	(267)	(2,211)	-	(3,187)	(1,978)
Net transfers (to) from the Company and/or Subaccounts	44	16,675	106,281	364	164,250	17,398	-

Increase (decrease) in net assets resulting from Contract transactions	(5,406)	16,453	105,958	94,122	164,057	14,140	81,358

Total increase (decrease) in net assets	16,667	21,348	104,326	98,378	167,859	33,840	86,999

NET ASSETS:
Beginning of period	235,713	118,287	4,090	254,420	39,327	162,377	59,155

End of period	$252,380	$139,635	$108,416	$352,798	$207,186	$196,217	$146,154

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

46

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,676	$9,893	$22,337	$42,981	$(173)	$562	$9,777
Net realized gain (loss) on investments	31	3,267	45,591	717	15,099	(8)	1,686
Change in net unrealized appreciation (depreciation) on investments	(2,117)	22,235	130,077	(60,545)	(13,088)	(2,724)	58,728

Net increase (decrease) in net assets resulting from operations	590	35,395	198,005	(16,847)	1,838	(2,170)	70,191

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	929,361	976,154	-	28,966	616,455
Contract maintenance charges	(197)	(5,837)	(2,712)	(5,989)	-	(283)	(4,467)
Contract owners' benefits	-	-	(12,739)	(50,566)	-	-	(8,908)
Net transfers (to) from the Company and/or Subaccounts	1,736	1	10,078	249,674	131,782	5,502	12,615

Increase (decrease) in net assets resulting from Contract transactions	1,539	(5,836)	923,988	1,169,273	131,782	34,185	615,695

Total increase (decrease) in net assets	2,129	29,559	1,121,993	1,152,426	133,620	32,015	685,886

NET ASSETS:
Beginning of period	135,048	446,495	1,265,560	782,927	-	4,966	457,916

End of period	$137,177	$476,054	$2,387,553	$1,935,353	$133,620	$36,981	$1,143,802

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

47

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,095	$1,009	$(50)	$(117)	$(457)	$736	$32,984
Net realized gain (loss) on investments	162	1	17	28,087	49	116	(589)
Change in net unrealized appreciation (depreciation) on investments	1,674	3,646	7,153	(21,878)	5,905	5,231	(26,295)

Net increase (decrease) in net assets resulting from operations	4,931	4,656	7,120	6,092	5,497	6,083	6,100

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	61,800	-	61,263	-	-	763,536
Contract maintenance charges	(1,168)	-	(102)	(151)	-	(528)	(4,755)
Contract owners' benefits	(4,854)	-	-	-	-	-	(44,866)
Net transfers (to) from the Company and/or Subaccounts	5,308	11	42,169	82,843	(1)	82,866	(121,051)

Increase (decrease) in net assets resulting from Contract transactions	(714)	61,811	42,067	143,955	(1)	82,338	592,864

Total increase (decrease) in net assets	4,217	66,467	49,187	150,047	5,496	88,421	598,964

NET ASSETS:
Beginning of period	97,873	-	-	-	122,371	90,072	793,396

End of period	$102,090	$66,467	$49,187	$150,047	$127,867	$178,493	$1,392,360

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

48

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$24,798	$623	$(2,976)	$4,275	$2,660	$971	$(780)
Net realized gain (loss) on investments	380	135,327	34,356	2,182	5,523	24,764	299
Change in net unrealized appreciation (depreciation) on investments	(13,835)	(18,687)	180,332	86,250	13,547	(12,917)	44,061

Net increase (decrease) in net assets resulting from operations	11,343	117,263	211,712	92,707	21,730	12,818	43,580

CONTRACT TRANSACTIONS:
Contract owners' net payments	109,203	59,281	232,471	119,621	98,767	28,966	-
Contract maintenance charges	(2,923)	(3,934)	(319)	(5,094)	(88)	(553)	-
Contract owners' benefits	(32,896)	(14,245)	(14,585)	(52,090)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	7,183	311,300	13,195	36,198	15,000	29,123	(1)

Increase (decrease) in net assets resulting from Contract transactions	80,567	352,402	230,762	98,635	113,679	57,536	(1)

Total increase (decrease) in net assets	91,910	469,665	442,474	191,342	135,409	70,354	43,579

NET ASSETS:
Beginning of period	717,778	614,329	453,386	346,428	76,405	115,691	145,964

End of period	$809,688	$1,083,994	$895,860	$537,770	$211,814	$186,045	$189,543

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

49

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(88)	$4,355	$1,214	$(854)	$20	$(786)	$746
Net realized gain (loss) on investments	27	29,471	6,118	3,073	-	51,093	8,825
Change in net unrealized appreciation (depreciation) on investments	(4,590)	24,399	14,390	27,576	(96)	(22,558)	6,815

Net increase (decrease) in net assets resulting from operations	(4,651)	58,225	21,722	29,795	(76)	27,749	16,386

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	57,883	17,822	-	-	-	-
Contract maintenance charges	(54)	(743)	(1,621)	(943)	-	(1,275)	(2,126)
Contract owners' benefits	(258)	(14,746)	-	(750)	-	(927)	-
Net transfers (to) from the Company and/or Subaccounts	226,793	16,402	(12,899)	644	4,001	(218,856)	1

Increase (decrease) in net assets resulting from Contract transactions	226,481	58,796	3,302	(1,049)	4,001	(221,058)	(2,125)

Total increase (decrease) in net assets	221,830	117,021	25,024	28,746	3,925	(193,309)	14,261

NET ASSETS:
Beginning of period	4,117	551,892	198,492	265,643	-	309,412	138,787

End of period	$225,947	$668,913	$223,516	$294,389	$3,925	$116,103	$153,048

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

50

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,506	$(299)	$7,980	$5,639	$14,390	$5,173	$4,595
Net realized gain (loss) on investments	23,195	7,697	47,428	(16,066)	47,317	(88)	49
Change in net unrealized appreciation (depreciation) on investments	17,831	9,710	29,183	15,308	54,712	(11,452)	(1,857)

Net increase (decrease) in net assets resulting from operations	42,532	17,108	84,591	4,881	116,419	(6,367)	2,787

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,679	30,900	24,111	20,070	-	-	49,609
Contract maintenance charges	(2,098)	(30)	(3,056)	-	(763)	(1,987)	(357)
Contract owners' benefits	(7,110)	-	-	(226)	(3,187)	(3,933)	(11,103)
Net transfers (to) from the Company and/or Subaccounts	27,887	34,839	(29,090)	(245,537)	245,356	8,649	159,449

Increase (decrease) in net assets resulting from Contract transactions	21,358	65,709	(8,035)	(225,693)	241,406	2,729	197,598

Total increase (decrease) in net assets	63,890	82,817	76,556	(220,812)	357,825	(3,638)	200,385

NET ASSETS:
Beginning of period	223,412	20,949	578,272	220,812	872,394	248,021	80,261

End of period	$287,302	$103,766	$654,828	$-	$1,230,219	$244,383	$280,646

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

51

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$656	$(126)	$(1,051)	$640	$862	$447	$14,067
Net realized gain (loss) on investments	5,391	7,248	17,388	-	(292)	1	59
Change in net unrealized appreciation (depreciation) on investments	5,453	3,243	26,394	-	(3,094)	21	(706)

Net increase (decrease) in net assets resulting from operations	11,500	10,365	42,731	640	(2,524)	469	13,420

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	95,540	-	77,556	57,606	57,713
Contract maintenance charges	(166)	(239)	(2,331)	(103)	(483)	-	(464)
Contract owners' benefits	-	(9,761)	(14,421)	(604)	-	-	(3,237)
Net transfers (to) from the Company and/or Subaccounts	-	841	109,630	90	(3,539)	(1)	52,201

Increase (decrease) in net assets resulting from Contract transactions	(166)	(9,159)	188,418	(617)	73,534	57,605	106,213

Total increase (decrease) in net assets	11,334	1,206	231,149	23	71,010	58,074	119,633

NET ASSETS:
Beginning of period	75,722	47,377	284,043	15,084	-	-	143,052

End of period	$87,056	$48,583	$515,192	$15,107	$71,010	$58,074	$262,685

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

52

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	LVIP American Century Ultra Fund, Standard Class II	MFS Blended Research Small Cap Equity Portfolio, Service Class	MFS Global Real Estate Portfolio, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$524	$6,118	$(28)	$(7)	$75	$360	$666
Net realized gain (loss) on investments	6,125	413	998	-	-	186	3,050
Change in net unrealized appreciation (depreciation) on investments	8,985	(136)	1,379	(26)	(212)	(38)	(5,333)

Net increase (decrease) in net assets resulting from operations	15,634	6,395	2,349	(33)	(137)	508	(1,617)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	22,184	-	-	-	-	-
Contract maintenance charges	(1,477)	(662)	-	-	-	(158)	(153)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	8,630	11,418	8,300	6,538	108,911	112,582

Increase (decrease) in net assets resulting from Contract transactions	(1,477)	30,152	11,418	8,300	6,538	108,753	112,429

Total increase (decrease) in net assets	14,157	36,547	13,767	8,267	6,401	109,261	110,812

NET ASSETS:
Beginning of period	96,051	108,369	-	-	-	-	-

End of period	$110,208	$144,916	$13,767	$8,267	$6,401	$109,261	$110,812

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

53

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Mid Cap Growth Series, Service Class	MFS Mid Cap Value Portfolio, Service Class	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO High Yield Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(221)	$474	$(44)	$451	$(3)	$(1)	$20,376
Net realized gain (loss) on investments	16,746	2,301	7	(177)	-	110	(13)
Change in net unrealized appreciation (depreciation) on investments	(3,898)	(2,019)	6,718	2,940	525	-	3,165

Net increase (decrease) in net assets resulting from operations	12,627	756	6,681	3,214	522	109	23,528

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(836)	(149)	-	-	-	(7)	(117)
Contract owners' benefits	(926)	-	-	-	-	-	(5,682)
Net transfers (to) from the Company and/or Subaccounts	223,521	95,743	17,419	(23,502)	2,401	(102)	21,902

Increase (decrease) in net assets resulting from Contract transactions	221,759	95,594	17,419	(23,502)	2,401	(109)	16,103

Total increase (decrease) in net assets	234,386	96,350	24,100	(20,288)	2,923	-	39,631

NET ASSETS:
Beginning of period	-	-	-	20,288	-	-	351,402

End of period	$234,386	$96,350	$24,100	$-	$2,923	$-	$391,033

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

54

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$22,323	$67	$13,694	$9,996	$41,175	$58,771	$651
Net realized gain (loss) on investments	34	(108)	40	(3,232)	9	34	410
Change in net unrealized appreciation (depreciation) on investments	(3,044)	(152)	1,555	960	7,489	(21,928)	1,650

Net increase (decrease) in net assets resulting from operations	19,313	(193)	15,289	7,724	48,673	36,877	2,711

CONTRACT TRANSACTIONS:
Contract owners' net payments	96,276	-	-	-	74,427	150,201	-
Contract maintenance charges	(2,984)	(21)	(3,430)	(3,555)	(4,252)	(11,867)	(537)
Contract owners' benefits	(11,455)	(1,302)	(2,930)	(5,670)	(14,639)	(35,804)	(2,562)
Net transfers (to) from the Company and/or Subaccounts	157,664	10	(2,362)	4,577	27,879	307,841	1,620

Increase (decrease) in net assets resulting from Contract transactions	239,501	(1,313)	(8,722)	(4,648)	83,415	410,371	(1,479)

Total increase (decrease) in net assets	258,814	(1,506)	6,567	3,076	132,088	447,248	1,232

NET ASSETS:
Beginning of period	290,319	2,937	373,167	466,219	804,355	1,395,488	41,264

End of period	$549,133	$1,431	$379,734	$469,295	$936,443	$1,842,736	$42,496

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

55

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$619	$157,511	$120,579	$10,290	$25,533	$9,451	$(482)
Net realized gain (loss) on investments	3,550	27	24,090	2,803	4,348	4,095	16,235
Change in net unrealized appreciation (depreciation) on investments	(1,665)	-	2,456,439	26,630	61,381	52,016	12,058

Net increase (decrease) in net assets resulting from operations	2,504	157,538	2,601,108	39,723	91,262	65,562	27,811

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	4,794,806	2,640,934	188,623	1,011,086	-	-
Contract maintenance charges	(1,010)	(5,741)	(50,354)	(8,063)	(2,686)	(4,210)	(229)
Contract owners' benefits	-	(393,941)	(137,495)	(14,702)	(2,343)	(11,448)	(226)
Net transfers (to) from the Company and/or Subaccounts	(1)	(4,023,710)	712,888	(96,651)	(32)	6,498	7,336

Increase (decrease) in net assets resulting from Contract transactions	(1,011)	371,414	3,165,973	69,207	1,006,025	(9,160)	6,881

Total increase (decrease) in net assets	1,493	528,952	5,767,081	108,930	1,097,287	56,402	34,692

NET ASSETS:
Beginning of period	84,982	2,861,797	10,021,729	521,159	499,180	584,469	112,819

End of period	$86,475	$3,390,749	$15,788,810	$630,089	$1,596,467	$640,871	$147,511

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

56

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(307)	$(850)	$9,504	$2,516	$1,003	$(121)	$27,417
Net realized gain (loss) on investments	6,483	33,255	12,999	742	8	(14)	(9)
Change in net unrealized appreciation (depreciation) on investments	17,984	(27,260)	19,997	963	(1,733)	(3,841)	(30,454)

Net increase (decrease) in net assets resulting from operations	24,160	5,145	42,500	4,221	(722)	(3,976)	(3,046)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	31,006	-	4,018	-	-	61,584
Contract maintenance charges	(175)	(2,041)	(5,780)	(327)	-	-	(2,723)
Contract owners' benefits	-	(9,387)	(263)	-	-	-	(34,556)
Net transfers (to) from the Company and/or Subaccounts	(21,773)	(24,350)	-	36,427	-	(2)	10,844

Increase (decrease) in net assets resulting from Contract transactions	(21,948)	(4,772)	(6,043)	40,118	-	(2)	35,149

Total increase (decrease) in net assets	2,212	373	36,457	44,339	(722)	(3,978)	32,103

NET ASSETS:
Beginning of period	82,499	316,024	436,415	58,449	50,031	33,978	300,260

End of period	$84,711	$316,397	$472,872	$102,788	$49,309	$30,000	$332,363

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

57

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$426	$(2,531)	$3,820	$(682)	$9,357	$6,848	$1,226
Net realized gain (loss) on investments	6,227	65,129	30,483	(4,953)	22,817	86	9,146
Change in net unrealized appreciation (depreciation) on investments	1,140	175,003	(3,543)	30,537	41,121	72,983	26,673

Net increase (decrease) in net assets resulting from operations	7,793	237,601	30,760	24,902	73,295	79,917	37,045

CONTRACT TRANSACTIONS:
Contract owners' net payments	44,844	91,996	253,168	-	59,612	61,950	216,462
Contract maintenance charges	(32)	(3,379)	(161)	(168)	(2,197)	(2,849)	(73)
Contract owners' benefits	(1,405)	(2,488)	(11,456)	(8,894)	(9,232)	(1,746)	(2,921)
Net transfers (to) from the Company and/or Subaccounts	(8,949)	(49,633)	(1)	27	2,163	9,477	4,472

Increase (decrease) in net assets resulting from Contract transactions	34,458	36,496	241,550	(9,035)	50,346	66,832	217,940

Total increase (decrease) in net assets	42,251	274,097	272,310	15,867	123,641	146,749	254,985

NET ASSETS:
Beginning of period	39,908	684,781	137,769	145,628	497,757	363,660	105,777

End of period	$82,159	$958,878	$410,079	$161,495	$621,398	$510,409	$360,762

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

58

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(330)	$(1,430)	$4,689	$650	$1,197	$17,929	$19,384
Net realized gain (loss) on investments	2,623	41,371	27,665	11	532	(97)	(235)
Change in net unrealized appreciation (depreciation) on investments	13,291	173,647	86,505	5,768	14,765	6,945	(3,735)

Net increase (decrease) in net assets resulting from operations	15,584	213,588	118,859	6,429	16,494	24,777	15,414

CONTRACT TRANSACTIONS:
Contract owners' net payments	32,958	302,644	-	54,930	32,958	107,247	93,199
Contract maintenance charges	(89)	(296)	(4,314)	(43)	(226)	(2,920)	(2,016)
Contract owners' benefits	(1,282)	(1,445)	-	-	(9,697)	(1,058)	(10,737)
Net transfers (to) from the Company and/or Subaccounts	(10,093)	(564)	11,276	(409)	(5,922)	(343)	(9,578)

Increase (decrease) in net assets resulting from Contract transactions	21,494	300,339	6,962	54,478	17,113	102,926	70,868

Total increase (decrease) in net assets	37,078	513,927	125,821	60,907	33,607	127,703	86,282

NET ASSETS:
Beginning of period	85,157	414,998	466,019	16,708	93,831	484,195	536,488

End of period	$122,235	$928,925	$591,840	$77,615	$127,438	$611,898	$622,770

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

59

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$4,071	$151	$700	$2,397	$9,811	$(11)	$(655)
Net realized gain (loss) on investments	4,734	-	-	(498)	79,491	(8)	1,344
Change in net unrealized appreciation (depreciation) on investments	35,971	538	1,192	60,222	(17,245)	1,650	24,984

Net increase (decrease) in net assets resulting from operations	44,776	689	1,892	62,121	72,057	1,631	25,673

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	8,430	27,946	78,701	69,602	-	-
Contract maintenance charges	(950)	-	-	(627)	(2,751)	(33)	(753)
Contract owners' benefits	-	-	-	(6,763)	(7,080)	(770)	-
Net transfers (to) from the Company and/or Subaccounts	(55,328)	(1)	-	(32,333)	4,918	3	1,024

Increase (decrease) in net assets resulting from Contract transactions	(56,278)	8,429	27,946	38,978	64,689	(800)	271

Total increase (decrease) in net assets	(11,502)	9,118	29,838	101,099	136,746	831	25,944

NET ASSETS:
Beginning of period	334,835	-	-	321,024	490,947	4,377	209,769

End of period	$323,333	$9,118	$29,838	$422,123	$627,693	$5,208	$235,713

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

60

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(245)	$(18)	$3,382	$1,065	$(225)	$(44)	$2,444
Net realized gain (loss) on investments	1	(34)	(19)	1	16	-	(2,664)
Change in net unrealized appreciation (depreciation) on investments	1,798	810	9,019	1,298	7,535	3,306	6,195

Net increase (decrease) in net assets resulting from operations	1,554	758	12,382	2,364	7,326	3,262	5,975

CONTRACT TRANSACTIONS:
Contract owners' net payments	54,930	-	132,794	-	142,133	55,892	-
Contract maintenance charges	(81)	(56)	(54)	-	(66)	-	(431)
Contract owners' benefits	-	(269)	(256)	-	(1,190)	-	(36,879)
Net transfers (to) from the Company and/or Subaccounts	43,136	(233)	218	(1)	(1)	1	2,247

Increase (decrease) in net assets resulting from Contract transactions	97,985	(558)	132,702	(1)	140,876	55,893	(35,063)

Total increase (decrease) in net assets	99,539	200	145,084	2,363	148,202	59,155	(29,088)

NET ASSETS:
Beginning of period	18,748	3,890	109,336	36,964	14,175	-	164,136

End of period	$118,287	$4,090	$254,420	$39,327	$162,377	$59,155	$135,048

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

61

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$7,982	$14,356	$13,080	$173	$5,771	$3,049	$(410)
Net realized gain (loss) on investments	84	(11,902)	(573)	4,810	(5,123)	(199)	2
Change in net unrealized appreciation (depreciation) on investments	28,889	228,728	18,884	(4,795)	59,712	4,256	4,717

Net increase (decrease) in net assets resulting from operations	36,955	231,182	31,391	188	60,360	7,106	4,309

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	48,596	307,638	-	130,006	-	-
Contract maintenance charges	(3,144)	(2,914)	(1,425)	(83)	(1,841)	(1,206)	-
Contract owners' benefits	-	(9,029)	(11,506)	(12,483)	(8,654)	(5,003)	-
Net transfers (to) from the Company and/or Subaccounts	412,684	(410,273)	156,629	(639)	(57,891)	(1,940)	2

Increase (decrease) in net assets resulting from Contract transactions	409,540	(373,620)	451,336	(13,205)	61,620	(8,149)	2

Total increase (decrease) in net assets	446,495	(142,438)	482,727	(13,017)	121,980	(1,043)	4,311

NET ASSETS:
Beginning of period	-	1,407,998	300,200	17,983	335,936	98,916	118,060

End of period	$446,495	$1,265,560	$782,927	$4,966	$457,916	$97,873	$122,371

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

62

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(87)	$16,480	$16,093	$180	$(1,119)	$2,166	$1,353
Net realized gain (loss) on investments	2,142	536	(57)	15,578	11,974	(23)	2,075
Change in net unrealized appreciation (depreciation) on investments	18,835	81,078	19,537	61,500	155,015	26,932	(4,575)

Net increase (decrease) in net assets resulting from operations	20,890	98,094	35,573	77,258	165,870	29,075	(1,147)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	202,547	338,223	7,798	10,203	315,463	-
Contract maintenance charges	(223)	(1,757)	(2,258)	(2,441)	-	(266)	-
Contract owners' benefits	-	(35,508)	(22,976)	(3,845)	(10,807)	(685)	-
Net transfers (to) from the Company and/or Subaccounts	(15,012)	(38,043)	8,209	(22,406)	(29)	(240)	2

Increase (decrease) in net assets resulting from Contract transactions	(15,235)	127,239	321,198	(20,894)	(633)	314,272	2

Total increase (decrease) in net assets	5,655	225,333	356,771	56,364	165,237	343,347	(1,145)

NET ASSETS:
Beginning of period	84,417	568,063	361,007	557,965	288,149	3,081	77,550

End of period	$90,072	$793,396	$717,778	$614,329	$453,386	$346,428	$76,405

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

63

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$643	$(562)	$184	$326	$405	$(674)	$(826)
Net realized gain (loss) on investments	6,045	91	232	13,405	10,757	566	1,992
Change in net unrealized appreciation (depreciation) on investments	13,203	44,462	(102)	16,565	10,955	48,344	44,262

Net increase (decrease) in net assets resulting from operations	19,891	43,991	314	30,296	22,117	48,236	45,428

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	405,724	900	72,153	20,650
Contract maintenance charges	(186)	-	(54)	(481)	(1,205)	(466)	(1,325)
Contract owners' benefits	-	-	(258)	(5,239)	-	(308)	(476)
Net transfers (to) from the Company and/or Subaccounts	2,263	(8)	161	20	(9,320)	(3,893)	3,977

Increase (decrease) in net assets resulting from Contract transactions	2,077	(8)	(151)	400,024	(9,625)	67,486	22,826

Total increase (decrease) in net assets	21,968	43,983	163	430,320	12,492	115,722	68,254

NET ASSETS:
Beginning of period	93,723	101,981	3,954	121,572	186,000	149,921	241,158

End of period	$115,691	$145,964	$4,117	$551,892	$198,492	$265,643	$309,412

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

64

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$640	$1,154	$(76)	$7,272	$2,960	$10,909	$2,129
Net realized gain (loss) on investments	3,180	594	810	62,055	49	43,954	296
Change in net unrealized appreciation (depreciation) on investments	9,754	34,126	5,367	(12,381)	17,248	20,306	17,050

Net increase (decrease) in net assets resulting from operations	13,574	35,874	6,101	56,946	20,257	75,169	19,475

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	600	-	10,458	55,892	42,314	-
Contract maintenance charges	(1,518)	(1,387)	(18)	(1,907)	-	(276)	(1,565)
Contract owners' benefits	-	(6,668)	-	-	-	(725)	(4,239)
Net transfers (to) from the Company and/or Subaccounts	(1)	(4,483)	(1)	156,268	(1)	151	617

Increase (decrease) in net assets resulting from Contract transactions	(1,519)	(11,938)	(19)	164,819	55,891	41,464	(5,187)

Total increase (decrease) in net assets	12,055	23,936	6,082	221,765	76,148	116,633	14,288

NET ASSETS:
Beginning of period	126,732	199,476	14,867	356,507	144,664	755,761	233,733

End of period	$138,787	$223,412	$20,949	$578,272	$220,812	$872,394	$248,021

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

65

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Overseas Fund, Class S	Lord Abbett Series Fund Bond Debenture Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,225	$618	$132	$1,762	$700	$147	$7,040
Net realized gain (loss) on investments	(790)	9,130	4,212	(1,276)	-	2,690	(28)
Change in net unrealized appreciation (depreciation) on investments	2,691	(1,690)	5,318	39,062	-	(1,837)	158

Net increase (decrease) in net assets resulting from operations	3,126	8,058	9,662	39,548	700	1,000	7,170

CONTRACT TRANSACTIONS:
Contract owners' net payments	10,203	-	-	38,383	-	1,800	83,839
Contract maintenance charges	-	(154)	(127)	(1,237)	(124)	(70)	(91)
Contract owners' benefits	(10,136)	-	(8,255)	(100)	(610)	-	(255)
Net transfers (to) from the Company and/or Subaccounts	-	(1)	16	(6,182)	(30,361)	(19,519)	31,083

Increase (decrease) in net assets resulting from Contract transactions	67	(155)	(8,366)	30,864	(31,095)	(17,789)	114,576

Total increase (decrease) in net assets	3,193	7,903	1,296	70,412	(30,395)	(16,789)	121,746

NET ASSETS:
Beginning of period	77,068	67,819	46,081	213,631	45,479	16,789	21,306

End of period	$80,261	$75,722	$47,377	$284,043	$15,084	$-	$143,052

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

66

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$315	$4,615	$21	$364	$(52)	$14,101	$12,725
Net realized gain (loss) on investments	2,714	156	220	2,812	7,934	34	(50)
Change in net unrealized appreciation (depreciation) on investments	9,049	305	-	(2,432)	-	17,200	7,270

Net increase (decrease) in net assets resulting from operations	12,078	5,076	241	744	7,882	31,335	19,945

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	3,000	4,215	-	-	142,126	2,100
Contract maintenance charges	(1,003)	(352)	-	-	(45)	(40)	(1,526)
Contract owners' benefits	-	-	-	-	-	(2,423)	(12,094)
Net transfers (to) from the Company and/or Subaccounts	-	(24,516)	(4,456)	(1)	(7,837)	9,207	90,321

Increase (decrease) in net assets resulting from Contract transactions	(1,003)	(21,868)	(241)	(1)	(7,882)	148,870	78,801

Total increase (decrease) in net assets	11,075	(16,792)	-	743	-	180,205	98,746

NET ASSETS:
Beginning of period	84,976	125,161	-	19,545	-	171,197	191,573

End of period	$96,051	$108,369	$-	$20,288	$-	$351,402	$290,319

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

67

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$58	$11,616	$11,429	$24,745	$41,223	$594	$312
Net realized gain (loss) on investments	-	(42)	98	-	(1,333)	469	6,794
Change in net unrealized appreciation (depreciation) on investments	45	4,739	2,759	6,980	30,418	3,057	9,937

Net increase (decrease) in net assets resulting from operations	103	16,313	14,286	31,725	70,308	4,120	17,043

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	41,300	41,300	365,494	80,388	-	-
Contract maintenance charges	(18)	(2,331)	(2,383)	(2,512)	(9,253)	(543)	(705)
Contract owners' benefits	-	(807)	(896)	(7,845)	(26,967)	(2,590)	-
Net transfers (to) from the Company and/or Subaccounts	-	(11,149)	(658)	(17,723)	21,250	1,475	1,024

Increase (decrease) in net assets resulting from Contract transactions	(18)	27,013	37,363	337,414	65,418	(1,658)	319

Total increase (decrease) in net assets	85	43,326	51,649	369,139	135,726	2,462	17,362

NET ASSETS:
Beginning of period	2,852	329,841	414,570	435,216	1,259,762	38,802	67,620

End of period	$2,937	$373,167	$466,219	$804,355	$1,395,488	$41,264	$84,982

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

68

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All- Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$106,790	$97,558	$9,507	$5,338	$6,441	$(176)	$(284)
Net realized gain (loss) on investments	4	52,811	(3,819)	(7,312)	62	7,619	1,887
Change in net unrealized appreciation (depreciation) on investments	-	1,884,355	49,081	61,650	79,061	17,086	28,785

Net increase (decrease) in net assets resulting from operations	106,794	2,034,724	54,769	59,676	85,564	24,529	30,388

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,598,821	332,075	70,523	127,449	-	5,058	-
Contract maintenance charges	(2,903)	(33,136)	(5,973)	(1,570)	(3,076)	(199)	(140)
Contract owners' benefits	(542,158)	(364,167)	(184,637)	(2,192)	(548)	(222)	-
Net transfers (to) from the Company and/or Subaccounts	(124,156)	114,556	127	(51,453)	(8)	(402)	(14,333)

Increase (decrease) in net assets resulting from Contract transactions	929,604	49,328	(119,960)	72,234	(3,632)	4,235	(14,473)

Total increase (decrease) in net assets	1,036,398	2,084,052	(65,191)	131,910	81,932	28,764	15,915

NET ASSETS:
Beginning of period	1,825,399	7,937,677	586,350	367,270	502,537	84,055	66,584

End of period	$2,861,797	$10,021,729	$521,159	$499,180	$584,469	$112,819	$82,499

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

69

PLAIC VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(733)	$8,435	$1,645	$1,270	$(122)	$9,932
Net realized gain (loss) on investments	10,995	1,220	1,957	7	(12)	(406)
Change in net unrealized appreciation (depreciation) on investments	(2,766)	47,665	4,964	7,137	963	8,451

Net increase (decrease) in net assets resulting from operations	7,496	57,320	8,566	8,414	829	17,977

CONTRACT TRANSACTIONS:
Contract owners' net payments	70,970	-	900	-	-	178,670
Contract maintenance charges	(1,331)	(4,011)	(197)	-	-	(296)
Contract owners' benefits	(13,454)	(265)	(8,135)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	5,840	(77)	(12,857)	(1)	-	(32,160)

Increase (decrease) in net assets resulting from Contract transactions	62,025	(4,353)	(20,289)	(1)	-	146,214

Total increase (decrease) in net assets	69,521	52,967	(11,723)	8,413	829	164,191

NET ASSETS:
Beginning of period	246,503	383,448	70,172	41,618	33,149	136,069

End of period	$316,024	$436,415	$58,449	$50,031	$33,978	$300,260

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

70

PLAIC VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The PLAIC Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life and Annuity Insurance Company (“PLAIC” or the “Company”) on February 5, 2021, and exists in accordance with the regulations of the Alabama Department of Insurance. The Company is a wholly owned subsidiary of Protective Life Insurance Company ("PLICO"). PLICO is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory NY Variable Annuity

Schwab Genesis NY Variable Annuity

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 106 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B

AB VPS Large Cap Growth Portfolio, Class B

AB VPS Relative Value Portfolio, Class B

AB VPS Small Cap Growth Portfolio, Class B

American Funds IS Asset Allocation Fund, Class 4

American Funds IS Capital Income Builder, Class 4 (a)

71

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS The Bond Fund of America, Class 4

American Funds IS U.S. Government Securities Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III (a)

BlackRock Global Allocation V.I. Fund, Class III (a)

BlackRock International V.I. Fund, Class I

ClearBridge Variable Dividend Strategy Portfolio, Class II

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Balanced Fund, Class 2

Columbia VP Intermediate Bond Fund, Class 2

Columbia VP Limited Duration Credit Fund, Class 2

Columbia VP Select Mid Cap Value Fund, Class 2

Columbia VP Strategic Income Fund, Class 2 (a)

Empower Bond Index Fund, Investor Class

Fidelity VIP Asset Manager Portfolio, Service Class 2 (a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Bond Index Portfolio

Fidelity VIP Contrafund Portfolio, Service Class 2 (a)

Fidelity VIP Energy Portfolio, Service Class 2

Fidelity VIP Extended Market Index Portfolio, Service Class 2

Fidelity VIP FundsManager 20% Portfolio, Service Class 2

Fidelity VIP FundsManager 60% Portfolio, Service Class 2 (a)

Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)

Fidelity VIP Growth Portfolio, Service Class 2 (a)

Fidelity VIP Health Care Portfolio, Service Class 2

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP International Index Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

Fidelity VIP Mid Cap Portfolio, Service Class 2

Fidelity VIP Technology Portfolio, Initial Class

Fidelity VIP Total Market Index Portfolio

Fidelity VIP Utilities Portfolio, Initial Class

Fidelity VIP Value Strategies Portfolio, Service Class 2

Franklin DynaTech VIP Fund

Franklin Income VIP Fund, Class 2

Franklin Rising Dividends VIP Fund, Class 2

Franklin Small Cap Value VIP Fund, Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Shares (a)

Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

Goldman Sachs VIT Mid Cap Value Fund, Service Shares

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares

Goldman Sachs VIT Strategic Growth Fund, Service Shares

Invesco V.I. Comstock Fund, Series II

Invesco V.I. Conservative Balanced Fund, Series II (a)

Invesco V.I. Equity and Income Fund, Series II (a)

Invesco V.I. Global Real Estate Fund, Series II

72

Invesco V.I. Government Securities Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. Main Street Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. U.S. Government Money Portfolio, Series I

Janus Henderson Overseas Fund, Class S

Janus Henderson VIT Balanced Portfolio, Service Shares (a)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Fundamental Equity Portfolio

Lord Abbett Series Fund Short Duration Income Portfolio

LVIP American Century Ultra Fund, Standard Class II (a)

MFS Blended Research Small Cap Equity Portfolio, Service Class (a)

MFS Global Real Estate Portfolio, Service Class (a)

MFS International Growth Portfolio, Service Class (a)

MFS International Intrinsic Value Portfolio, Service Class (a)

MFS Mid Cap Growth Series, Service Class (a)

MFS Mid Cap Value Portfolio, Service Class (a)

Morgan Stanley VIF Discovery Portfolio (a)

Morgan Stanley VIF Global Franchise Portfolio, Class II (a)

Morgan Stanley VIF Global Infrastructure Portfolio (a)

Morgan Stanley VIF Growth Portfolio (a)

PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class (a)

PIMCO High Yield Portfolio, Advisor Class

PIMCO Income Portfolio

PIMCO Long-Term U.S. Government Portfolio, Advisor Class

PIMCO Low Duration Portfolio, Advisor Class

PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class

PIMCO Total Return Portfolio, Advisor Class

Protective Life Dynamic Allocation Series Conservative Portfolio

Royce Capital Fund Small Cap Portfolio, Service Class

Schwab Government Money Market Portfolio

Schwab S&P 500 Index Fund

Schwab VIT Balanced Portfolio

Schwab VIT Balanced with Growth Portfolio

Schwab VIT Growth Portfolio

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

T. Rowe Price Moderate Allocation Portfolio

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Global Bond VIP Fund, Class 2

Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

73

Subaccount Change: Merged Subaccount

During 2024, the following Subaccount was merged:

Original Subaccount	Merged Into	Date of Merger
Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	April 26, 2024

Subaccount Changes: Closed Subaccounts
During 2024 and 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Morgan Stanley VIF Global Franchise Portfolio, Class II	September 18, 2023
Morgan Stanley VIF Global Infrastructure Portfolio	December 5, 2024

Subaccount Changes: Opened Subaccounts

During 2024 and 2023, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Funds IS Capital Income Builder, Class 4	October 14, 2024
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	June 1, 2023
BlackRock Global Allocation V.I. Fund, Class III	August 15, 2023
Columbia VP Strategic Income Fund, Class 2	August 15, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	February 23, 2023
Fidelity VIP Contrafund Portfolio, Service Class 2	July 12, 2024
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	February 13, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	July 25, 2024
Fidelity VIP Growth Portfolio, Service Class 2	February 16, 2024
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	October 14, 2024
Janus Henderson VIT Balanced Portfolio, Service Shares	September 17, 2024
LVIP American Century Ultra Fund, Standard Class II	February 16, 2024
MFS Blended Research Small Cap Equity Portfolio, Service Class	October 17, 2024
MFS Global Real Estate Portfolio, Service Class	March 27, 2024
MFS International Growth Portfolio, Service Class	February 16, 2024
MFS International Intrinsic Value Portfolio, Service Class	February 16, 2024
MFS Mid Cap Growth Series, Service Class	August 15, 2024
MFS Mid Cap Value Portfolio, Service Class	February 16, 2024
Morgan Stanley VIF Discovery Portfolio	July 12, 2024
Morgan Stanley VIF Global Franchise Portfolio, Class II	June 1, 2023
Morgan Stanley VIF Growth Portfolio	April 21, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	January 29, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2024 or that did not have activity during the year ended December 31, 2024 are not presented on the Statements of Assets and Liabilities as of December 31, 2024 or Statements of Operations for the year ended December 31, 2024, respectively.

74

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

75

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

76

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$8,873	$5,923
AB VPS Large Cap Growth Portfolio, Class B	346,386	123,272
AB VPS Relative Value Portfolio, Class B	188,632	16,587
AB VPS Small Cap Growth Portfolio, Class B	15,678	2,664
American Funds IS Asset Allocation Fund, Class 4	101,818	20,155
American Funds IS Capital Income Builder, Class 4	3,046	3
American Funds IS Capital World Growth and Income Fund, Class 4	12,469	15,492
American Funds IS Global Growth Fund, Class 4	55,300	11,279
American Funds IS Global Small Capitalization Fund, Class 4	333,712	240,464
American Funds IS Growth Fund, Class 4	252,212	23,886
American Funds IS Growth-Income Fund, Class 4	47,185	20,630
American Funds IS International Fund, Class 4	3,490	13,422
American Funds IS New World Fund, Class 4	32,986	16,435
American Funds IS The Bond Fund of America, Class 4	427,713	19,826
American Funds IS U.S. Government Securities Fund, Class 4	81,465	22,781
American Funds IS Washington Mutual Investors Fund, Class 4	370,895	270,810
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	547,868	6,316
BlackRock Global Allocation V.I. Fund, Class III	28,916	1,141
BlackRock International V.I. Fund, Class I	93,862	70,942
ClearBridge Variable Dividend Strategy Portfolio, Class II	254,047	18,852
ClearBridge Variable Large Cap Growth Portfolio, Class II	2,509	6,232
ClearBridge Variable Mid Cap Portfolio, Class II	6,649	6,198
ClearBridge Variable Small Cap Growth Portfolio, Class II	41,801	20,438
Columbia VP Balanced Fund, Class 2	106,394	471
Columbia VP Intermediate Bond Fund, Class 2	110,372	3,005
Columbia VP Limited Duration Credit Fund, Class 2	168,405	426
Columbia VP Select Mid Cap Value Fund, Class 2	17,419	3,758
Columbia VP Strategic Income Fund, Class 2	90,081	2,737
Empower Bond Index Fund, Investor Class	5,068	854
Fidelity VIP Asset Manager Portfolio, Service Class 2	14,121	7,010
Fidelity VIP Balanced Portfolio, Service Class 2	1,026,403	34,954
Fidelity VIP Bond Index Portfolio	1,392,245	179,992
Fidelity VIP Contrafund Portfolio, Service Class 2	146,883	173
Fidelity VIP Energy Portfolio, Service Class 2	35,018	271
Fidelity VIP Extended Market Index Portfolio, Service Class 2	653,989	28,517
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	8,861	6,479
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	63,055	236
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	42,169	152
Fidelity VIP Growth Portfolio, Service Class 2	172,188	268
Fidelity VIP Health Care Portfolio, Service Class 2	-	457
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	125,774	42,700
Fidelity VIP International Index Portfolio, Service Class 2	807,845	181,996
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	152,516	47,151
Fidelity VIP Mid Cap Portfolio, Service Class 2	511,954	24,110
Fidelity VIP Technology Portfolio, Initial Class	313,682	60,706

77

Subaccount	Purchases	Sales
Fidelity VIP Total Market Index Portfolio	$142,202	$39,292
Fidelity VIP Utilities Portfolio, Initial Class	122,419	591
Fidelity VIP Value Strategies Portfolio, Service Class 2	119,433	37,209
Franklin DynaTech VIP Fund	-	780
Franklin Income VIP Fund, Class 2	227,027	615
Franklin Rising Dividends VIP Fund, Class 2	109,573	17,414
Franklin Small Cap Value VIP Fund, Class 2	26,717	17,565
Franklin Small-Mid Cap Growth VIP Fund, Class 2	39,713	41,623
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	4,024	4
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	12,984	221,842
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	9,757	2,497
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	100,271	54,588
Goldman Sachs VIT Strategic Growth Fund, Service Shares	73,426	329
Invesco V.I. Comstock Fund, Series II	79,596	33,916
Invesco V.I. Conservative Balanced Fund, Series II	26,002	246,057
Invesco V.I. Equity and Income Fund, Series II	311,596	8,931
Invesco V.I. Global Real Estate Fund, Series II	20,679	12,776
Invesco V.I. Government Securities Fund, Series II	214,106	11,912
Invesco V.I. Growth and Income Fund, Series II	6,340	542
Invesco V.I. Main Street Fund, Series II	5,591	10,165
Invesco V.I. Main Street Small Cap Fund, Series II	233,964	28,388
Invesco V.I. U.S. Government Money Portfolio, Series I	767	744
Janus Henderson Overseas Fund, Class S	83,347	8,951
Janus Henderson VIT Balanced Portfolio, Service Shares	58,128	75
Lord Abbett Series Fund Bond Debenture Portfolio	124,072	3,791
Lord Abbett Series Fund Fundamental Equity Portfolio	6,775	1,743
Lord Abbett Series Fund Short Duration Income Portfolio	113,553	77,283
LVIP American Century Ultra Fund, Standard Class II	12,414	28
MFS Blended Research Small Cap Equity Portfolio, Service Class	8,300	7
MFS Global Real Estate Portfolio, Service Class	6,635	23
MFS International Growth Portfolio, Service Class	109,557	261
MFS International Intrinsic Value Portfolio, Service Class	116,418	272
MFS Mid Cap Growth Series, Service Class	240,170	1,984
MFS Mid Cap Value Portfolio, Service Class	98,610	243
Morgan Stanley VIF Discovery Portfolio	17,419	44
Morgan Stanley VIF Global Infrastructure Portfolio	539	23,590
Morgan Stanley VIF Growth Portfolio	2,400	3
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	4,636	4,747
PIMCO High Yield Portfolio, Advisor Class	41,980	5,501
PIMCO Income Portfolio	286,606	24,780
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	74	1,320
PIMCO Low Duration Portfolio, Advisor Class	14,860	9,889
PIMCO Real Return Portfolio, Advisor Class	154,553	149,205
PIMCO Short-Term Portfolio, Advisor Class	145,993	21,402
PIMCO Total Return Portfolio, Advisor Class	522,061	52,915
Protective Life Dynamic Allocation Series Conservative Portfolio	2,798	3,289
Royce Capital Fund Small Cap Portfolio, Service Class	4,391	1,256
Schwab Government Money Market Portfolio	5,160,891	4,631,936
Schwab S&P 500 Index Fund	4,058,491	771,938

78

Subaccount	Purchases	Sales
Schwab VIT Balanced Portfolio	$202,957	$121,710
Schwab VIT Balanced with Growth Portfolio	1,044,681	9,103
Schwab VIT Growth Portfolio	19,993	17,889
T. Rowe Price All-Cap Opportunities Portfolio	23,994	1,500
T. Rowe Price Blue Chip Growth Portfolio, Class II	7,204	25,831
T. Rowe Price Health Sciences Portfolio, Class II	70,738	46,554
T. Rowe Price Moderate Allocation Portfolio	23,675	7,213
Templeton Developing Markets VIP Fund, Class 2	101,723	58,569
Templeton Foreign VIP Fund, Class 2	1,235	232
Templeton Global Bond VIP Fund, Class 2	-	121
Western Asset Core Plus VIT Portfolio, Class II	121,572	59,007

79

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Discovery Value Portfolio, Class B	361	500	(139)	4,244	1,056	3,188
AB VPS Large Cap Growth Portfolio, Class B	19,854	7,923	11,931	15,935	12,884	3,051
AB VPS Relative Value Portfolio, Class B	11,631	1,072	10,559	21,447	1,007	20,440
AB VPS Small Cap Growth Portfolio, Class B	1,972	234	1,738	35	1,250	(1,215)
American Funds IS Asset Allocation Fund, Class 4	4,352	1,336	3,016	5,715	1,032	4,683
American Funds IS Capital Income Builder, Class 4	216	-	216	-	-	-
American Funds IS Capital World Growth and Income Fund, Class 4	275	995	(720)	6,089	395	5,694
American Funds IS Global Growth Fund, Class 4	2,886	779	2,107	20,192	281	19,911
American Funds IS Global Small Capitalization Fund, Class 4	31,998	23,660	8,338	15,631	13,238	2,393
American Funds IS Growth Fund, Class 4	14,987	1,229	13,758	26,971	184	26,787
American Funds IS Growth-Income Fund, Class 4	675	1,214	(539)	962	436	526
American Funds IS International Fund, Class 4	243	1,232	(989)	5,592	45	5,547
American Funds IS New World Fund, Class 4	2,677	1,426	1,251	3,337	1,551	1,786
American Funds IS The Bond Fund of America, Class 4	42,184	1,936	40,248	15,425	3,821	11,604
American Funds IS U.S. Government Securities Fund, Class 4	6,325	2,343	3,982	11,772	3,583	8,189
American Funds IS Washington Mutual Investors Fund, Class 4	21,600	16,196	5,404	16,867	21,374	(4,507)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	44,671	439	44,232	845	-	845
BlackRock Global Allocation V.I. Fund, Class III	2,268	96	2,172	3,002	-	3,002
BlackRock International V.I. Fund, Class I	9,678	7,504	2,174	15,166	10,678	4,488
ClearBridge Variable Dividend Strategy Portfolio, Class II	10,825	1,188	9,637	6,153	827	5,326
ClearBridge Variable Large Cap Growth Portfolio, Class II	158	430	(272)	1	89	(88)
ClearBridge Variable Mid Cap Portfolio, Class II	-	413	(413)	88	69	19
ClearBridge Variable Small Cap Growth Portfolio, Class II	3,722	2,056	1,666	10,109	9	10,100
Columbia VP Balanced Fund, Class 2	8,211	35	8,176	-	54	(54)
Columbia VP Intermediate Bond Fund, Class 2	10,910	255	10,655	15,887	37	15,850
Columbia VP Limited Duration Credit Fund, Class 2	16,113	19	16,094	-	-	-
Columbia VP Select Mid Cap Value Fund, Class 2	1,368	261	1,107	12,655	110	12,545
Columbia VP Strategic Income Fund, Class 2	8,633	244	8,389	6,122	-	6,122
Empower Bond Index Fund, Investor Class	210	31	179	245	4,407	(4,162)

80

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Fidelity VIP Asset Manager Portfolio, Service Class 2	-	537	(537)	43,506	325	43,181
Fidelity VIP Balanced Portfolio, Service Class 2	73,425	2,270	71,155	4,985	43,270	(38,285)
Fidelity VIP Bond Index Portfolio	145,094	19,462	125,632	52,917	1,466	51,451
Fidelity VIP Contrafund Portfolio, Service Class 2	11,504	-	11,504	-	-	-
Fidelity VIP Energy Portfolio, Service Class 2	1,684	10	1,674	24	739	(715)
Fidelity VIP Extended Market Index Portfolio, Service Class 2	57,473	2,489	54,984	13,973	7,652	6,321
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	526	582	(56)	24	869	(845)
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	5,994	-	5,994	-	-	-
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	3,384	7	3,377	-	-	-
Fidelity VIP Growth Portfolio, Service Class 2	9,346	10	9,336	-	-	-
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	10,486	3,559	6,927	3,822	5,378	(1,556)
Fidelity VIP International Index Portfolio, Service Class 2	70,041	16,452	53,589	20,952	7,360	13,592
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	13,854	4,885	8,969	39,547	2,889	36,658
Fidelity VIP Mid Cap Portfolio, Service Class 2	24,042	1,340	22,702	623	2,351	(1,728)
Fidelity VIP Technology Portfolio, Initial Class	19,336	3,474	15,862	815	883	(68)
Fidelity VIP Total Market Index Portfolio	10,061	2,664	7,397	28,020	106	27,914
Fidelity VIP Utilities Portfolio, Initial Class	7,004	5	6,999	-	-	-
Fidelity VIP Value Strategies Portfolio, Service Class 2	7,842	3,012	4,830	5,226	4,969	257
Franklin Income VIP Fund, Class 2	16,272	23	16,249	13	26	(13)
Franklin Rising Dividends VIP Fund, Class 2	5,071	1,092	3,979	31,277	442	30,835
Franklin Small Cap Value VIP Fund, Class 2	1,284	1,133	151	76	788	(712)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	3,715	3,686	29	13,316	5,765	7,551
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	443	-	443	-	-	-
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	-	19,565	(19,565)	2,454	185	2,269
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	-	135	(135)	-	113	(113)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	6,361	4,554	1,807	4,411	5,674	(1,263)
Goldman Sachs VIT Strategic Growth Fund, Service Shares	4,687	2	4,685	-	2	(2)
Invesco V.I. Comstock Fund, Series II	1,329	1,709	(380)	13,184	2,832	10,352
Invesco V.I. Conservative Balanced Fund, Series II	1,912	23,868	(21,956)	5,850	-	5,850
Invesco V.I. Equity and Income Fund, Series II	17,643	285	17,358	3,287	80	3,207
Invesco V.I. Global Real Estate Fund, Series II	1,348	1,117	231	29	541	(512)
Invesco V.I. Government Securities Fund, Series II	22,982	1,258	21,724	1,165	1,170	(5)
Invesco V.I. Growth and Income Fund, Series II	-	10	(10)	-	11	(11)
Invesco V.I. Main Street Fund, Series II	58	659	(601)	5	695	(690)
Invesco V.I. Main Street Small Cap Fund, Series II	18,125	2,257	15,868	4,212	1,236	2,976
Invesco V.I. U.S. Government Money Portfolio, Series I	8	66	(58)	-	3,079	(3,079)

81

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Janus Henderson Overseas Fund, Class S	7,251	781	6,470	178	1,955	(1,777)
Janus Henderson VIT Balanced Portfolio, Service Shares	4,971	-	4,971	-	-	-
Lord Abbett Series Fund Bond Debenture Portfolio	10,719	312	10,407	12,118	37	12,081
Lord Abbett Series Fund Fundamental Equity Portfolio	-	95	(95)	-	79	(79)
Lord Abbett Series Fund Short Duration Income Portfolio	10,523	7,523	3,000	5,671	7,964	(2,293)
LVIP American Century Ultra Fund, Standard Class II	964	-	964	-	-	-
MFS Blended Research Small Cap Equity Portfolio, Service Class	665	-	665	-	-	-
MFS Global Real Estate Portfolio, Service Class	610	-	610	-	-	-
MFS International Growth Portfolio, Service Class	9,685	13	9,672	-	-	-
MFS International Intrinsic Value Portfolio, Service Class	9,753	13	9,740	-	-	-
MFS Mid Cap Growth Series, Service Class	18,159	136	18,023	-	-	-
MFS Mid Cap Value Portfolio, Service Class	7,530	11	7,519	-	-	-
Morgan Stanley VIF Discovery Portfolio	1,374	-	1,374	-	-	-
Morgan Stanley VIF Global Franchise Portfolio, Class II	-	-	-	436	436	-
Morgan Stanley VIF Global Infrastructure Portfolio	-	2,042	(2,042)	-	-	-
Morgan Stanley VIF Growth Portfolio	264	-	264	8,855	8,855	-
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	537	537	-	-	-	-
PIMCO High Yield Portfolio, Advisor Class	1,944	415	1,529	15,676	247	15,429
PIMCO Income Portfolio	25,238	2,259	22,979	11,167	2,906	8,261
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	-	206	(206)	-	3	(3)
PIMCO Low Duration Portfolio, Advisor Class	21	894	(873)	4,989	2,100	2,889
PIMCO Real Return Portfolio, Advisor Class	14,475	15,001	(526)	12,828	8,920	3,908
PIMCO Short-Term Portfolio, Advisor Class	9,578	1,773	7,805	37,188	4,247	32,941
PIMCO Total Return Portfolio, Advisor Class	51,019	5,251	45,768	14,138	6,709	7,429
Protective Life Dynamic Allocation Series Conservative Portfolio	146	283	(137)	144	314	(170)
Royce Capital Fund Small Cap Portfolio, Service Class	-	59	(59)	69	49	20
Schwab Government Money Market Portfolio	461,412	425,341	36,071	212,438	121,696	90,742
Schwab S&P 500 Index Fund	231,889	44,516	187,373	80,329	77,688	2,641
Schwab VIT Balanced Portfolio	16,792	10,817	5,975	6,750	19,167	(12,417)
Schwab VIT Balanced with Growth Portfolio	84,184	412	83,772	12,112	5,303	6,809
Schwab VIT Growth Portfolio	467	1,200	(733)	-	325	(325)
T. Rowe Price All-Cap Opportunities Portfolio	539	64	475	492	76	416
T. Rowe Price Blue Chip Growth Portfolio, Class II	276	2,101	(1,825)	-	1,520	(1,520)
T. Rowe Price Health Sciences Portfolio, Class II	4,005	4,339	(334)	8,096	1,592	6,504
T. Rowe Price Moderate Allocation Portfolio	-	561	(561)	-	472	(472)

82

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Developing Markets VIP Fund, Class 2	9,787	5,852	3,935	5,321	7,473	(2,152)
Western Asset Core Plus VIT Portfolio, Class II	10,587	6,552	4,035	24,012	6,493	17,519

Note: Units may not appear to foot/crossfoot due to rounding.

83

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base,  death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin within the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of each Subaccount

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of each Subaccount

Deductions for Premium Taxes
New York does not currently impose premium taxes on variable annuities; if premium taxes are imposed in the future, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	the mandated percentage of each contribution

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Charge for Optional Return of Purchase Payments Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

84

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the four years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2024	7	$12.26	$12.16	$88	0.63%	0.25%	0.45%	9.44%	9.22%
2023	7	11.20	11.14	82	0.90%	0.25%	0.45%	16.57%	16.34%
2022	4	9.61	9.57	40	0.50%	0.25%	0.45%	(16.03)%	(16.20)%
2021	6	11.44	11.44	73	0.00%	0.25%	0.25%	4.88%	4.88%
AB VPS Large Cap Growth Portfolio, Class B
2024	88	15.83	15.71	1,383	0.00%	0.25%	0.45%	24.64%	24.39%
2023	76	12.70	12.63	959	0.00%	0.25%	0.45%	34.45%	34.18%
2022	73	9.45	9.41	685	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	20	13.26	13.26	264	0.00%	0.45%	0.45%	3.92%	3.92%
AB VPS Relative Value Portfolio, Class B
2024	43	14.13	14.02	610	1.32%	0.25%	0.45%	12.48%	12.26%
2023	33	12.56	12.49	410	1.38%	0.25%	0.45%	11.44%	11.22%
2022	12	11.27	11.23	138	1.42%	0.25%	0.45%	(4.66)%	(4.85)%
2021	4	11.82	11.82	42	0.00%	0.25%	0.25%	1.67%	1.67%

85

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
AB VPS Small Cap Growth Portfolio, Class B
2024	23		$8.95	$8.88	$206	0.00%	0.25%	0.45%	18.15%	17.91%
2023	21		7.58	7.53	161	0.00%	0.25%	0.45%	17.43%	17.20%
2022	23		6.45	6.43	146	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	0	*	10.65	10.65	2	0.00%	0.25%	0.25%	2.72%	2.72%
American Funds IS Asset Allocation Fund, Class 4
2024	55		13.93	13.82	760	2.07%	0.25%	0.45%	15.82%	15.59%
2023	52		12.03	11.95	621	2.08%	0.25%	0.45%	11.28%	13.51%
2022	47		10.53	10.53	498	1.89%	0.45%	0.45%	(14.05)%	(14.05)%
2021	35		12.25	12.25	426	1.87%	0.45%	0.45%	11.24%	11.24%
American Funds IS Capital Income Builder, Class 4
2024	0	*	13.40	13.40	3	33.54%	0.45%	0.45%	(3.28)%	(3.28)%
American Funds IS Capital World Growth and Income Fund, Class 4
2024	39		14.50	14.38	568	1.53%	0.25%	0.45%	13.41%	13.18%
2023	40		12.78	12.70	510	1.83%	0.25%	0.45%	20.35%	20.11%
2022	34		10.62	10.58	364	2.92%	0.25%	0.45%	(3.03)%	(3.17)%
American Funds IS Global Growth Fund, Class 4
2024	33		13.17	13.06	436	1.42%	0.25%	0.45%	13.10%	12.87%
2023	31		11.65	11.57	361	0.97%	0.25%	0.45%	21.99%	21.75%
2022	11		9.55	9.51	106	0.52%	0.25%	0.45%	(25.11)%	(25.26)%
2021	6		12.75	12.72	73	0.27%	0.25%	0.45%	3.12%	6.92%
American Funds IS Global Small Capitalization Fund, Class 4
2024	21		10.19	10.10	209	0.73%	0.25%	0.45%	1.86%	1.66%
2023	12		10.00	9.94	122	0.03%	0.25%	0.45%	15.50%	15.27%
2022	10		8.66	8.62	85	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	5		12.35	12.35	67	0.00%	0.25%	0.25%	(4.47)%	(4.47)%

86

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund, Class 4
2024	83	$17.51	$17.36	$1,454	0.16%	0.25%	0.45%	30.97%	30.70%
2023	70	13.37	13.28	929	0.18%	0.25%	0.45%	37.79%	37.52%
2022	43	9.70	9.66	415	0.10%	0.25%	0.45%	(30.29)%	(30.43)%
2021	40	13.88	13.88	558	0.26%	0.45%	0.45%	18.29%	18.29%
American Funds IS Growth-Income Fund, Class 4
2024	42	17.24	17.10	722	0.95%	0.25%	0.45%	23.61%	23.36%
2023	43	13.95	13.86	592	1.22%	0.25%	0.45%	25.51%	25.26%
2022	42	11.11	11.06	466	1.37%	0.25%	0.45%	(16.91)%	(17.08)%
2021	23	13.37	13.34	301	0.96%	0.25%	0.45%	6.67%	18.84%
American Funds IS International Fund, Class 4
2024	6	10.80	10.80	69	0.99%	0.25%	0.25%	2.67%	2.67%
2023	7	10.52	10.52	78	1.21%	0.25%	0.25%	15.27%	15.27%
2022	2	9.13	9.13	17	1.52%	0.25%	0.25%	(21.22)%	(21.22)%
2021	1	11.56	11.56	13	4.22%	0.45%	0.45%	(5.79)%	(5.79)%
American Funds IS New World Fund, Class 4
2024	13	11.40	11.31	149	1.23%	0.25%	0.45%	6.06%	5.85%
2023	12	10.75	10.68	127	1.21%	0.25%	0.45%	15.38%	15.15%
2022	10	9.32	9.28	94	1.24%	0.25%	0.45%	(22.45)%	(22.60)%
2021	5	12.01	11.99	58	0.79%	0.25%	0.45%	(4.09)%	(4.13)%
American Funds IS The Bond Fund of America, Class 4
2024	107	9.22	9.15	987	4.89%	0.25%	0.45%	0.72%	0.52%
2023	67	9.16	9.10	612	3.45%	0.25%	0.45%	4.46%	4.25%
2022	55	8.77	8.73	484	4.04%	0.25%	0.45%	(12.97)%	(13.14)%
2021	16	10.07	10.05	157	4.76%	0.25%	0.45%	0.10%	0.66%

87

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS U.S. Government Securities Fund, Class 4
2024	73	$9.01	$8.93	$660	3.95%	0.25%	0.45%	0.19%	(0.01)%
2023	69	8.99	8.93	623	3.69%	0.25%	0.45%	2.37%	2.16%
2022	61	8.78	8.74	536	6.03%	0.25%	0.45%	(11.42)%	(11.59)%
2021	8	9.92	9.89	84	2.56%	0.25%	0.45%	0.32%	(0.26)%
American Funds IS Washington Mutual Investors Fund, Class 4
2024	27	17.72	17.57	479	1.44%	0.25%	0.45%	18.55%	18.32%
2023	22	14.94	14.94	323	1.65%	0.25%	0.25%	16.68%	16.68%
2022	26	12.81	12.81	335	1.86%	0.25%	0.25%	(8.91)%	(8.91)%
2021	14	14.06	14.03	196	1.67%	0.25%	0.45%	7.62%	10.44%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2024	45	11.98	11.89	540	2.84%	0.25%	0.45%	11.08%	10.86%
2023	1	10.79	10.79	9	5.50%	0.25%	0.25%	8.16%	8.16%
BlackRock Global Allocation V.I. Fund, Class III
2024	5	10.80	10.80	56	1.77%	0.25%	0.25%	8.65%	8.65%
2023	3	9.94	9.94	30	20.93%	0.25%	0.25%	6.55%	6.55%
BlackRock International V.I. Fund, Class I
2024	48	9.17	9.10	442	0.62%	0.25%	0.45%	0.12%	(0.08)%
2023	46	9.16	9.11	422	0.87%	0.25%	0.45%	18.73%	18.49%
2022	42	7.72	7.69	321	1.32%	0.25%	0.45%	(24.81)%	(24.96)%
2021	9	10.26	10.26	97	1.17%	0.25%	0.25%	(4.45)%	(4.45)%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2024	58	15.16	15.16	877	1.23%	0.25%	0.25%	16.39%	16.39%
2023	48	13.02	13.02	628	2.03%	0.25%	0.25%	13.72%	13.72%
2022	43	11.45	11.45	491	2.28%	0.25%	0.25%	(8.46)%	(8.46)%
2021	2	12.51	12.51	26	2.42%	0.25%	0.25%	3.14%	3.14%

88

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
ClearBridge Variable Large Cap Growth Portfolio, Class II
2024	0	*	$15.28	$15.28	$2	0.00%	0.45%	0.45%	26.99%	26.99%
2023	0	*	12.10	12.10	5	0.00%	0.25%	0.25%	43.31%	43.31%
2022	1		8.45	8.45	4	0.00%	0.25%	0.25%	(12.02)%	(12.02)%
ClearBridge Variable Mid Cap Portfolio, Class II
2024	19		13.14	13.03	252	0.37%	0.25%	0.45%	9.45%	9.23%
2023	20		12.00	11.93	236	0.02%	0.25%	0.45%	12.34%	12.11%
2022	20		10.68	10.64	210	0.10%	0.25%	0.45%	(25.69)%	(25.84)%
2021	16		14.38	14.34	236	0.01%	0.25%	0.45%	10.28%	19.08%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2024	14		10.10	10.01	140	0.00%	0.25%	0.45%	3.97%	3.76%
2023	12		9.71	9.65	118	0.00%	0.25%	0.45%	7.85%	7.64%
2022	2		9.00	8.97	19	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	3		12.69	12.69	32	0.00%	0.45%	0.45%	3.76%	3.76%
Columbia VP Balanced Fund, Class 2
2024	9		12.69	12.69	108	0.00%	0.45%	0.45%	13.79%	13.79%
2023	0	*	11.15	11.15	4	0.00%	0.45%	0.45%	20.56%	20.56%
2022	0	*	9.25	9.25	4	0.00%	0.45%	0.45%	(17.24)%	(17.24)%
2021	0	*	11.18	11.18	5	0.00%	0.45%	0.45%	0.98%	0.98%
Columbia VP Intermediate Bond Fund, Class 2
2024	40		8.88	8.81	353	4.79%	0.25%	0.45%	1.48%	1.27%
2023	29		8.75	8.70	254	1.97%	0.25%	0.45%	5.82%	5.61%
2022	13		8.27	8.24	109	6.00%	0.25%	0.45%	(17.43)%	(17.59)%
2021	0	*	10.00	10.00	5	0.00%	0.45%	0.45%	0.44%	0.44%

89

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Limited Duration Credit Fund, Class 2
2024	20	$10.33	$10.25	$207	4.48%	0.25%	0.45%	4.37%	4.16%
2023	4	9.89	9.89	39	3.06%	0.25%	0.25%	6.39%	6.39%
2022	4	9.30	9.30	37	0.51%	0.25%	0.25%	(6.59)%	(6.59)%
2021	4	9.95	9.95	40	2.36%	0.25%	0.25%	(1.06)%	(1.06)%
Columbia VP Select Mid Cap Value Fund, Class 2
2024	15	13.11	13.01	196	0.00%	0.25%	0.45%	11.99%	11.76%
2023	14	11.70	11.70	162	0.00%	0.25%	0.25%	9.78%	9.78%
2022	1	10.66	10.66	14	0.00%	0.25%	0.25%	(9.89)%	(9.89)%
2021	2	11.81	11.81	23	0.00%	0.45%	0.45%	8.86%	8.86%
Columbia VP Strategic Income Fund, Class 2
2024	15	10.07	10.07	146	5.25%	0.25%	0.25%	4.24%	4.24%
2023	6	9.66	9.66	59	0.00%	0.25%	0.25%	6.01%	6.01%
Empower Bond Index Fund, Investor Class
2024	16	8.86	8.79	137	2.38%	0.25%	0.45%	0.57%	0.37%
2023	15	8.81	8.76	135	1.96%	0.25%	0.45%	4.76%	4.55%
2022	20	8.41	8.38	164	1.29%	0.25%	0.45%	(13.90)%	(14.07)%
2021	13	9.75	9.75	125	1.30%	0.45%	0.45%	(1.44)%	(1.44)%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2024	43	11.16	11.16	476	2.37%	0.25%	0.25%	7.96%	7.96%
2023	43	10.34	10.34	446	2.88%	0.25%	0.25%	9.01%	9.01%
Fidelity VIP Balanced Portfolio, Service Class 2
2024	183	13.11	13.01	2,388	1.84%	0.25%	0.45%	15.34%	15.11%
2023	112	11.37	11.30	1,266	1.61%	0.25%	0.45%	20.93%	20.69%
2022	150	9.40	9.36	1,408	1.06%	0.25%	0.45%	(18.39)%	(18.55)%
2021	136	11.52	11.50	1,560	0.82%	0.25%	0.45%	5.66%	7.32%

90

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Bond Index Portfolio
2024	212		$9.19	$9.12	$1,935	3.84%	0.25%	0.45%	0.75%	0.54%
2023	86		9.12	9.07	783	3.16%	0.25%	0.45%	4.87%	4.66%
2022	35		8.70	8.67	300	2.13%	0.25%	0.45%	(13.60)%	(13.77)%
2021	11		10.07	10.05	110	2.18%	0.25%	0.45%	(0.16)%	(1.41)%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	12		11.61	11.61	134	0.00%	0.45%	0.45%	4.13%	4.13%
Fidelity VIP Energy Portfolio, Service Class 2
2024	2		19.02	19.02	37	2.29%	0.25%	0.25%	3.76%	3.76%
2023	0	*	18.33	18.33	5	1.68%	0.25%	0.25%	0.45%	0.45%
2022	1		18.24	18.24	18	3.15%	0.25%	0.25%	62.46%	62.46%
2021	1		11.23	11.23	6	0.00%	0.25%	0.25%	4.16%	4.16%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2024	99		11.55	11.47	1,144	1.71%	0.25%	0.45%	11.74%	11.52%
2023	44		10.34	10.28	458	1.87%	0.25%	0.45%	16.82%	16.58%
2022	38		8.85	8.82	336	1.47%	0.25%	0.45%	(18.50)%	(18.67)%
2021	19		10.86	10.84	210	1.26%	0.25%	0.45%	0.90%	4.27%
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2024	10		10.55	10.55	102	3.51%	0.45%	0.45%	4.91%	4.91%
2023	10		10.06	10.06	98	3.58%	0.45%	0.45%	7.54%	7.54%
2022	11		9.35	9.35	99	3.74%	0.45%	0.45%	(10.16)%	(10.16)%
2021	1		10.41	10.41	10	5.85%	0.45%	0.45%	0.56%	0.56%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2024	6		11.09	11.09	66	2.68%	0.45%	0.45%	8.85%	8.85%

91

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2024	3	$14.57	$14.49	$49	0.00%	0.25%	0.45%	17.72%	3.18%
Fidelity VIP Growth Portfolio, Service Class 2
2024	9	16.08	16.02	150	0.00%	0.25%	0.45%	16.90%	(3.19)%
Fidelity VIP Health Care Portfolio, Service Class 2
2024	12	10.54	10.46	128	0.00%	0.25%	0.45%	4.60%	4.39%
2023	12	10.07	10.02	122	0.00%	0.25%	0.45%	3.75%	3.55%
2022	12	9.71	9.67	118	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	6	11.12	11.12	67	0.00%	0.45%	0.45%	(2.36)%	(2.36)%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2024	15	11.77	11.77	178	0.82%	0.25%	0.25%	7.65%	7.65%
2023	8	10.93	10.93	90	0.15%	0.25%	0.25%	26.86%	26.86%
2022	10	8.62	8.62	84	0.67%	0.25%	0.25%	(2.54)%	(2.54)%
Fidelity VIP International Index Portfolio, Service Class 2
2024	132	10.57	10.48	1,392	3.48%	0.25%	0.45%	4.56%	4.35%
2023	79	10.10	10.05	793	2.99%	0.25%	0.45%	15.59%	15.36%
2022	65	8.74	8.71	568	2.13%	0.25%	0.45%	(16.42)%	(16.59)%
2021	55	10.46	10.44	577	3.00%	0.25%	0.45%	(2.83)%	0.90%
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2024	87	9.29	9.21	810	3.47%	0.25%	0.45%	1.24%	1.04%
2023	78	9.17	9.12	718	3.57%	0.25%	0.45%	5.74%	5.53%
2022	42	8.68	8.64	361	2.27%	0.25%	0.45%	(13.43)%	(13.60)%
2021	35	10.02	10.00	353	1.87%	0.25%	0.45%	1.52%	(0.85)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2024	67	16.22	16.08	1,084	0.43%	0.25%	0.45%	16.88%	16.65%
2023	44	13.87	13.79	614	0.38%	0.25%	0.45%	14.52%	14.29%
2022	46	12.12	12.06	558	0.29%	0.25%	0.45%	(15.18)%	(15.35)%
2021	36	14.28	14.25	515	0.17%	0.25%	0.45%	7.98%	6.71%

92

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Technology Portfolio, Initial Class
2024	50		$17.98	$17.84	$896	0.00%	0.25%	0.45%	35.25%	34.98%
2023	34		13.29	13.22	453	0.13%	0.25%	0.45%	57.92%	57.61%
2022	34		8.42	8.39	288	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	27		13.15	13.13	359	0.00%	0.25%	0.45%	12.16%	11.30%
Fidelity VIP Total Market Index Portfolio
2024	36		15.10	14.99	538	1.20%	0.25%	0.45%	23.07%	22.83%
2023	28		12.27	12.20	346	3.52%	0.25%	0.45%	5.07%	25.14%
2022	0	*	9.75	9.75	3	1.11%	0.45%	0.45%	(19.77)%	(19.77)%
2021	0	*	12.15	12.15	4	6.24%	0.45%	0.45%	0.88%	0.88%
Fidelity VIP Utilities Portfolio, Initial Class
2024	13		16.33	16.20	212	2.75%	0.25%	0.45%	28.68%	28.42%
2023	6		12.62	12.62	76	2.27%	0.45%	0.45%	(1.48)%	(1.48)%
2022	6		12.81	12.81	78	1.59%	0.45%	0.45%	4.95%	4.95%
2021	6		12.20	12.20	74	0.00%	0.45%	0.45%	7.81%	7.81%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2024	15		12.44	12.44	186	0.85%	0.25%	0.25%	8.89%	8.89%
2023	10		11.42	11.42	116	0.85%	0.25%	0.25%	20.31%	20.31%
2022	10		9.49	9.49	94	4.27%	0.25%	0.25%	(1.83)%	(1.83)%
Franklin DynaTech VIP Fund
2024	14		13.50	13.50	190	0.00%	0.45%	0.45%	29.86%	29.86%
2023	14		10.40	10.40	146	0.00%	0.45%	0.45%	43.13%	43.13%
2022	14		7.26	7.26	102	0.00%	0.45%	0.45%	(40.23)%	(40.23)%
2021	14		12.15	12.15	171	0.00%	0.45%	0.45%	18.10%	18.10%
Franklin Income VIP Fund, Class 2
2024	17		13.64	13.64	226	0.32%	0.45%	0.45%	6.72%	6.72%
2023	0	*	12.78	12.78	4	5.15%	0.45%	0.45%	8.14%	8.14%
2022	0	*	11.82	11.82	4	5.07%	0.45%	0.45%	(5.90)%	(5.90)%
2021	0	*	12.56	12.56	5	0.00%	0.45%	0.45%	2.15%	2.15%

93

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Franklin Rising Dividends VIP Fund, Class 2
2024	45		$14.91	$14.79	$669	0.99%	0.25%	0.45%	10.51%	10.29%
2023	41		13.50	13.41	552	0.42%	0.25%	0.45%	11.80%	11.57%
2022	10		12.07	12.02	122	1.08%	0.25%	0.45%	(10.79)%	(10.97)%
2021	4		13.53	13.50	59	0.82%	0.25%	0.45%	14.22%	2.12%
Franklin Small Cap Value VIP Fund, Class 2
2024	14		16.54	16.40	224	0.91%	0.25%	0.45%	11.43%	11.20%
2023	13		14.84	14.75	198	0.53%	0.25%	0.45%	12.46%	12.24%
2022	14		13.20	13.14	186	0.82%	0.25%	0.45%	(10.29)%	(10.47)%
2021	15		14.71	14.68	222	0.08%	0.25%	0.45%	2.56%	(0.28)%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	26		11.18	11.09	294	0.00%	0.25%	0.45%	10.76%	10.53%
2023	26		10.10	10.03	266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	19		7.99	7.95	150	0.00%	0.25%	0.45%	(24.54)%	(24.67)%
2021	-		-	-	-	0.00%	0.00%	0.00%	0.00%	0.00%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2024	0	*	8.86	8.86	4	13.18%	0.45%	0.45%	(1.88)%	(1.88)%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2024	9		13.03	12.92	116	0.00%	0.25%	0.45%	19.98%	19.74%
2023	29		10.86	10.79	309	0.00%	0.25%	0.45%	18.15%	17.92%
2022	26		9.19	9.15	241	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	13		12.50	12.47	163	0.00%	0.25%	0.45%	2.30%	13.39%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2024	9		16.49	16.49	153	0.76%	0.25%	0.25%	11.87%	11.87%
2023	9		14.74	14.74	139	0.75%	0.25%	0.25%	10.83%	10.83%
2022	10		13.30	13.30	127	0.41%	0.25%	0.25%	(10.46)%	(10.46)%
2021	10		14.86	14.86	143	0.21%	0.25%	0.25%	24.27%	24.27%

94

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2024	23		$12.46	$12.46	$287	0.84%	0.25%	0.25%	18.52%	18.52%
2023	21		10.51	10.51	223	0.81%	0.25%	0.25%	18.66%	18.66%
2022	23		8.86	8.86	199	0.17%	0.25%	0.25%	(19.84)%	(19.84)%
2021	3		11.05	11.05	28	1.42%	0.25%	0.25%	(4.94)%	(4.94)%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2024	6		16.41	16.27	104	0.00%	0.25%	0.45%	31.76%	31.49%
2023	2		12.45	12.37	21	0.00%	0.25%	0.45%	41.30%	41.02%
2022	2		8.81	8.77	15	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	0	*	13.12	13.12	1	0.00%	0.25%	0.25%	15.58%	15.58%
Invesco V.I. Comstock Fund, Series II
2024	33		19.90	19.74	655	1.53%	0.25%	0.45%	14.58%	14.35%
2023	33		17.37	17.26	578	1.87%	0.25%	0.45%	11.82%	11.59%
2022	23		15.53	15.47	357	2.06%	0.25%	0.45%	0.59%	0.39%
2021	7		15.44	15.44	113	2.89%	0.25%	0.25%	6.98%	6.98%
Invesco V.I. Conservative Balanced Fund, Series II
2024	-		-	-	-	1.32%	0.25%	0.45%	2.40%	2.33%
2023	22		10.10	10.04	221	2.17%	0.25%	0.45%	5.50%	11.80%
2022	16		8.98	8.98	145	1.62%	0.45%	0.45%	(11.89)%	(11.89)%
Invesco V.I. Equity and Income Fund, Series II
2024	83		14.96	14.84	1,230	1.73%	0.25%	0.45%	11.63%	11.40%
2023	65		13.40	13.32	872	1.82%	0.25%	0.45%	3.71%	9.74%
2022	62		12.14	12.14	756	2.96%	0.45%	0.45%	(8.13)%	(8.13)%
2021	0	*	13.21	13.21	5	0.00%	0.45%	0.45%	0.29%	0.29%
Invesco V.I. Global Real Estate Fund, Series II
2024	23		10.56	10.47	244	2.43%	0.25%	0.45%	(2.35)%	(2.55)%
2023	23		10.82	10.75	248	1.23%	0.25%	0.45%	8.55%	8.34%
2022	23		9.96	9.92	234	4.13%	0.25%	0.45%	(25.33)%	(25.48)%
2021	7		13.34	13.34	98	3.28%	0.25%	0.25%	7.70%	7.70%

95

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Government Securities Fund, Series II
2024	31	$9.18	$9.18	$281	3.10%	0.25%	0.25%	1.22%	1.22%
2023	9	9.07	9.07	80	1.82%	0.25%	0.25%	4.20%	4.20%
2022	9	8.70	8.70	77	1.78%	0.25%	0.25%	(10.80)%	(10.80)%
2021	8	9.76	9.76	80	3.55%	0.25%	0.25%	(1.73)%	(1.73)%
Invesco V.I. Growth and Income Fund, Series II
2024	5	17.77	17.77	87	1.24%	0.45%	0.45%	15.20%	15.20%
2023	5	15.43	15.43	76	1.34%	0.45%	0.45%	11.90%	11.90%
2022	5	13.79	13.79	68	1.46%	0.45%	0.45%	(9.66)%	(9.66)%
Invesco V.I. Main Street Fund, Series II
2024	3	16.19	16.19	49	0.00%	0.25%	0.25%	23.08%	23.08%
2023	4	13.15	13.15	47	0.51%	0.25%	0.25%	22.52%	22.52%
2022	4	10.73	10.73	46	1.43%	0.25%	0.25%	(20.51)%	(20.51)%
2021	2	13.50	13.50	32	1.45%	0.25%	0.25%	3.41%	3.41%
Invesco V.I. Main Street Small Cap Fund, Series II
2024	42	12.42	12.33	515	0.00%	0.25%	0.45%	12.12%	11.90%
2023	26	11.08	11.08	284	0.98%	0.25%	0.25%	17.53%	17.53%
2022	23	9.43	9.43	214	0.46%	0.25%	0.25%	(16.25)%	(16.25)%
2021	4	11.26	11.26	33	0.19%	0.25%	0.25%	5.05%	5.05%
Invesco V.I. U.S. Government Money Portfolio, Series I
2024	1	10.96	10.96	15	4.54%	0.25%	0.25%	4.37%	4.37%
2023	1	10.50	10.50	15	4.41%	0.25%	0.25%	4.27%	4.27%
2022	5	10.07	10.07	45	2.52%	0.25%	0.25%	1.02%	1.02%
Janus Henderson Overseas Fund, Class S
2024	6	10.97	10.97	71	2.38%	0.25%	0.25%	(2.24)%	(2.24)%
2023	-	-	-	-	1.79%	0.25%	0.25%	2.43%	2.43%
2022	2	9.45	9.45	17	2.78%	0.25%	0.25%	13.35%	13.35%

96

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Balanced Portfolio, Service Shares
2024	5	$11.68	$11.68	$58	10.64%	0.45%	0.45%	0.81%	0.81%
Lord Abbett Series Fund Bond Debenture Portfolio
2024	25	10.61	10.52	263	6.85%	0.25%	0.45%	6.45%	6.24%
2023	14	9.97	9.90	143	12.42%	0.25%	0.45%	6.29%	6.08%
2022	2	9.38	9.34	21	4.31%	0.25%	0.45%	(13.02)%	(13.19)%
2021	2	10.78	10.75	25	6.18%	0.25%	0.45%	(0.28)%	(0.13)%
Lord Abbett Series Fund Fundamental Equity Portfolio
2024	7	16.43	16.43	110	0.74%	0.25%	0.25%	16.36%	16.36%
2023	7	14.12	14.12	96	0.61%	0.25%	0.25%	14.35%	14.35%
2022	7	12.34	12.34	85	1.03%	0.25%	0.25%	(12.20)%	(12.20)%
2021	7	14.06	14.06	98	1.63%	0.25%	0.25%	8.82%	8.82%
Lord Abbett Series Fund Short Duration Income Portfolio
2024	14	10.42	10.42	145	5.03%	0.25%	0.25%	4.87%	4.87%
2023	11	9.94	9.94	108	4.60%	0.25%	0.25%	4.79%	4.79%
2022	13	9.48	9.48	125	10.58%	0.25%	0.25%	0.36%	0.36%
LVIP American Century Ultra Fund, Standard Class II
2024	1	14.28	14.28	14	0.00%	0.25%	0.25%	20.57%	20.57%
MFS Blended Research Small Cap Equity Portfolio, Service Class
2024	1	12.42	12.42	8	0.00%	0.45%	0.45%	(2.39)%	(2.39)%
MFS Global Real Estate Portfolio, Service Class
2024	1	10.49	10.49	6	2.54%	0.45%	0.45%	(2.09)%	(2.09)%
MFS International Growth Portfolio, Service Class
2024	10	11.30	11.26	109	1.29%	0.25%	0.45%	6.68%	(0.94)%
MFS International Intrinsic Value Portfolio, Service Class
2024	10	11.38	11.38	111	1.88%	0.25%	0.25%	6.36%	6.36%
MFS Mid Cap Growth Series, Service Class
2024	18	13.01	13.01	234	0.00%	0.25%	0.25%	5.65%	5.65%

97

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
MFS Mid Cap Value Portfolio, Service Class
2024	8		$12.81	$12.81	$96	1.72%	0.25%	0.25%	11.43%	11.43%
Morgan Stanley VIF Discovery Portfolio
2024	1		17.54	17.54	24	0.00%	0.45%	0.45%	38.36%	38.36%
Morgan Stanley VIF Global Franchise Portfolio, Class II
2023	-		-	-	-	10.44%	0.25%	0.25%	5.40%	5.40%
Morgan Stanley VIF Global Infrastructure Portfolio
2024	-		-	-	-	1.29%	0.45%	0.45%	15.84%	15.84%
2023	2		9.94	9.94	20	2.29%	0.45%	0.45%	3.80%	3.80%
2022	2		9.57	9.57	20	0.00%	0.45%	0.45%	(2.65)%	(2.65)%
Morgan Stanley VIF Growth Portfolio
2024	0	*	11.05	11.05	3	0.00%	0.45%	0.45%	45.54%	45.54%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2024	-		-	-	-	0.70%	0.25%	0.25%	2.36%	2.36%
PIMCO High Yield Portfolio, Advisor Class
2024	35		11.04	10.96	391	5.75%	0.25%	0.45%	6.51%	6.30%
2023	34		10.37	10.37	351	5.56%	0.25%	0.25%	11.83%	11.83%
2022	18		9.27	9.27	171	1.78%	0.25%	0.25%	(10.60)%	(10.60)%
2021	7		10.37	10.37	71	3.68%	0.25%	0.25%	1.26%	1.26%
PIMCO Income Portfolio
2024	52		10.63	10.63	549	5.74%	0.25%	0.25%	5.04%	5.04%
2023	29		10.12	10.12	290	5.22%	0.25%	0.25%	7.87%	7.87%
2022	20		9.38	9.38	192	3.25%	0.25%	0.25%	(7.32)%	(7.32)%

98

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2024	0	*	$6.40	$6.40	$1	2.64%	0.25%	0.25%	(6.34)%	(6.34)%
2023	0	*	6.84	6.84	3	2.28%	0.25%	0.25%	3.62%	3.62%
2022	0	*	6.60	6.60	3	2.28%	0.25%	0.25%	(2.71)%	(2.71)%
PIMCO Low Duration Portfolio, Advisor Class
2024	37		10.14	10.14	380	3.89%	0.25%	0.25%	4.13%	4.13%
2023	38		9.73	9.73	373	3.51%	0.25%	0.25%	4.61%	4.61%
2022	35		9.31	9.31	330	2.09%	0.25%	0.25%	(6.07)%	(6.07)%
2021	10		9.91	9.91	96	0.42%	0.25%	0.25%	(0.85)%	(0.85)%
PIMCO Real Return Portfolio, Advisor Class
2024	47		9.89	9.80	469	2.49%	0.25%	0.45%	1.77%	1.57%
2023	48		9.71	9.65	466	2.90%	0.25%	0.45%	3.31%	3.10%
2022	44		9.40	9.36	415	7.10%	0.25%	0.45%	(12.21)%	(12.39)%
2021	3		10.71	10.69	28	4.36%	0.25%	0.45%	0.73%	4.09%
PIMCO Short-Term Portfolio, Advisor Class
2024	85		11.07	11.07	936	4.91%	0.25%	0.25%	5.68%	5.68%
2023	77		10.47	10.47	804	4.48%	0.25%	0.25%	5.54%	5.54%
2022	44		9.93	9.93	435	2.04%	0.25%	0.25%	(0.50)%	(0.50)%
2021	2		9.98	9.98	23	0.37%	0.25%	0.25%	(0.32)%	(0.32)%
PIMCO Total Return Portfolio, Advisor Class
2024	202		9.15	9.08	1,843	3.95%	0.25%	0.45%	2.17%	1.97%
2023	156		8.96	8.90	1,395	3.47%	0.25%	0.45%	5.56%	5.35%
2022	149		8.49	8.45	1,260	2.60%	0.25%	0.45%	(14.60)%	(14.77)%
2021	113		9.94	9.91	1,126	0.94%	0.25%	0.45%	1.18%	(1.26)%

99

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Protective Life Dynamic Allocation Series Conservative Portfolio
2024	4	$11.19	$11.19	$42	2.00%	0.45%	0.45%	6.71%	6.71%
2023	4	10.49	10.49	41	1.94%	0.45%	0.45%	10.94%	10.94%
2022	4	9.45	9.45	39	1.08%	0.45%	0.45%	(17.07)%	(17.07)%
2021	4	11.40	11.40	50	0.86%	0.45%	0.45%	3.36%	3.36%
Royce Capital Fund Small Cap Portfolio, Service Class
2024	5	17.53	17.38	86	1.01%	0.25%	0.45%	3.00%	2.79%
2023	5	17.02	16.91	85	0.71%	0.25%	0.45%	25.22%	24.97%
2022	5	13.59	13.53	68	0.07%	0.25%	0.45%	(9.64)%	(9.82)%
2021	5	15.04	15.00	76	1.30%	0.25%	0.45%	8.21%	13.53%
Schwab Government Money Market Portfolio
2024	308	11.07	10.98	3,391	4.95%	0.25%	0.45%	4.80%	4.59%
2023	272	10.57	10.50	2,862	4.82%	0.25%	0.45%	4.62%	4.42%
2022	181	10.10	10.05	1,825	1.68%	0.25%	0.45%	1.23%	1.03%
2021	98	9.98	9.95	977	0.06%	0.25%	0.45%	(0.17)%	(0.29)%
Schwab S&P 500 Index Fund
2024	892	17.79	17.64	15,789	1.33%	0.25%	0.45%	24.64%	24.39%
2023	705	14.27	14.18	10,022	1.46%	0.25%	0.45%	25.91%	25.66%
2022	702	11.34	11.29	7,938	1.20%	0.25%	0.45%	(18.32)%	(18.48)%
2021	367	13.88	13.84	5,086	0.39%	0.25%	0.45%	23.91%	22.90%
Schwab VIT Balanced Portfolio
2024	54	11.65	11.55	630	2.09%	0.25%	0.45%	7.59%	7.37%
2023	48	10.83	10.76	521	1.88%	0.25%	0.45%	11.68%	11.46%
2022	61	9.69	9.65	586	1.79%	0.25%	0.45%	(14.92)%	(15.09)%
2021	43	11.39	11.37	491	1.36%	0.25%	0.45%	5.07%	4.03%

100

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Schwab VIT Balanced with Growth Portfolio
2024	127		$12.62	$12.51	$1,596	2.63%	0.25%	0.45%	9.70%	9.48%
2023	43		11.50	11.43	499	1.54%	0.25%	0.45%	14.57%	14.34%
2022	37		10.04	9.99	367	1.55%	0.25%	0.45%	(16.21)%	(16.38)%
2021	37		11.98	11.95	440	0.50%	0.25%	0.45%	4.01%	7.08%
Schwab VIT Growth Portfolio
2024	47		13.80	13.69	641	1.88%	0.25%	0.45%	11.50%	11.27%
2023	47		12.38	12.30	584	1.55%	0.25%	0.45%	17.23%	17.00%
2022	48		10.56	10.51	503	1.61%	0.25%	0.45%	(17.45)%	(17.61)%
2021	48		12.79	12.76	613	1.45%	0.25%	0.45%	7.70%	10.89%
T. Rowe Price All-Cap Opportunities Portfolio
2024	10		14.70	14.59	148	0.08%	0.25%	0.45%	24.84%	24.59%
2023	10		11.77	11.71	113	0.26%	0.25%	0.45%	14.51%	28.39%
2022	9		9.12	9.12	84	0.00%	0.45%	0.45%	(21.86)%	(21.86)%
2021	0	*	11.67	11.67	4	0.00%	0.45%	0.45%	(0.20)%	(0.20)%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2024	6		14.49	14.38	85	0.00%	0.25%	0.45%	34.83%	34.56%
2023	8		10.75	10.69	82	0.00%	0.25%	0.45%	48.59%	48.29%
2022	9		7.23	7.21	67	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	3		11.82	11.82	35	0.00%	0.25%	0.25%	(2.47)%	(2.47)%
T. Rowe Price Health Sciences Portfolio, Class II
2024	32		9.88	9.81	316	0.00%	0.25%	0.45%	1.16%	0.96%
2023	32		9.77	9.71	316	0.00%	0.25%	0.45%	2.43%	2.23%
2022	26		9.54	9.50	247	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	5		10.95	10.93	58	0.00%	0.25%	0.45%	2.86%	1.86%

101

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Moderate Allocation Portfolio
2024	43	$11.11	$11.02	$473	2.31%	0.25%	0.45%	9.78%	9.56%
2023	43	10.12	10.06	436	2.33%	0.25%	0.45%	15.06%	14.83%
2022	44	8.79	8.76	383	1.49%	0.25%	0.45%	(18.52)%	(18.68)%
2021	44	10.79	10.77	474	1.31%	0.25%	0.45%	1.39%	0.04%
Templeton Developing Markets VIP Fund, Class 2
2024	10	10.17	10.17	103	3.63%	0.25%	0.25%	7.40%	7.40%
2023	6	9.47	9.47	58	2.56%	0.25%	0.25%	12.34%	12.34%
2022	8	8.43	8.43	70	0.85%	0.25%	0.25%	(22.18)%	(22.18)%
2021	1	10.83	10.83	6	0.00%	0.25%	0.25%	1.50%	1.50%
Templeton Foreign VIP Fund, Class 2
2024	4	13.22	13.22	49	2.40%	0.45%	0.45%	(1.44)%	(1.44)%
2023	4	13.41	13.41	50	3.19%	0.45%	0.45%	20.22%	20.22%
2022	4	11.16	11.16	42	2.93%	0.45%	0.45%	(8.02)%	(8.02)%
2021	4	12.13	12.13	45	2.12%	0.45%	0.45%	(2.15)%	(2.15)%
Templeton Global Bond VIP Fund, Class 2
2024	4	8.20	8.13	30	0.00%	0.25%	0.45%	(11.59)%	(11.77)%
2023	4	9.28	9.22	34	0.00%	0.25%	0.45%	2.63%	2.42%
2022	4	9.04	9.00	33	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	9	9.53	9.51	22	0.00%	0.25%	0.45%	0.19%	(4.96)%

102

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2024	38	$8.79	$8.73	$332	8.62%	0.25%	0.45%	(1.11)%	(1.31)%
2023	34	8.89	8.89	300	7.24%	0.25%	0.25%	6.17%	6.17%
2022	16	8.38	8.38	136	3.33%	0.25%	0.25%	(17.49)%	(17.49)%
2021	2	10.15	10.15	20	4.01%	0.25%	0.25%	(1.04)%	(1.04)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk and admin fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and admin fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

103

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.

104